BT INVESTMENT FUNDS


CASH
MANAGEMENT
FUND


ANNUAL REPORT
DECEMBER 31, 1995

                   CASH MANAGEMENT FUND                                       1
                   ------------------------------------------------------------


TABLE OF CONTENTS
===============================================================================

INTRODUCTION FROM PRESIDENT . . . . . . . . . . . . . . . . . . . . .        2
LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER  . . . . . . . . . . .        2
CASH MANAGEMENT FUND
          Statement of Assets and Liabilities . . . . . . . . . . . .        4
          Statement of Operations . . . . . . . . . . . . . . . . . .        4
          Statements of Changes in Net Assets . . . . . . . . . . . .        5
          Financial Highlights  . . . . . . . . . . . . . . . . . . .        6
CASH MANAGEMENT PORTFOLIO
          Statement of Assets and Liabilities . . . . . . . . . . . .        7
          Statement of Operations . . . . . . . . . . . . . . . . . .        7
          Statements of Changes in Net Assets . . . . . . . . . . . .        8
          Financial Highlights  . . . . . . . . . . . . . . . . . . .        8
          Schedule of Portfolio Investments . . . . . . . . . . . . .        9
CASH MANAGEMENT FUND
          Notes to Financial Statements . . . . . . . . . . . . . . .       13
          Report of Independent Accountants . . . . . . . . . . . . .       14
CASH MANAGEMENT PORTFOLIO
          Notes to Financial Statements . . . . . . . . . . . . . . .       15
          Report of Independent Accountants . . . . . . . . . . . . .       16


For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the Cash Management Fund may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Investment Funds:

BT INVESTMENT FUNDS
INVESTORS FIDUCIARY TRUST COMPANY
127 WEST 10TH STREET
KANSAS CITY, MO 64105
(800) 368-4031

BT INVESTMENT FUNDS
SIGNATURE BROKER-DEALER SERVICES, INC.
6 ST. JAMES AVENUE
BOSTON, MA 02116
(800) 545-1074

You may write to the Cash Management Fund at the following address:

BT INVESTMENT FUNDS
6 ST. JAMES AVENUE
BOSTON, MA 02116

                   CASH MANAGEMENT FUND                                       2
                   ------------------------------------------------------------


INTRODUCTION FROM PRESIDENT
===============================================================================

     February 13, 1996

     Dear Shareholders:

     We are pleased to present your 1995 Annual Report for BT Investment Funds Cash Management Fund. This report provides you with an investment overview as well as a financial summary of the Fund's operations for the year ended December 31, 1995. We have also included a Letter to Shareholders from Investment Adviser detailing the factors that affected the Fund's performance for the year ended December 31, 1995. Also presented in your report is a pie chart displaying diversification of Portfolio investments, financial statements, financial highlights and a listing of the Portfolio's holdings.

     Looking ahead, we will continue monitoring the economic conditions and how they affect the financial markets.

     We appreciate your ongoing support of the Cash Management Fund and are looking forward to serving your investment needs.

     Philip W. Coolidge
     President


LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
===============================================================================

     Falling interest rates in conjunction with the Federal Reserve Board's seeming success in slowing economic growth and keeping inflation contained led to an overall positive environment in 1995 for fixed income investing and the money markets in particular.

     Nevertheless, signals regarding the strength of the dollar and of the economy were often mixed, and so the Fund maintained a relatively neutral duration as compared to its benchmark through much of the year. In fact, only in the third quarter, shortly after the Fed lowered official interest rates on July 6, did we position the portfolio somewhat long to take advantage of falling rates. Constructive action on the budget deficit by Congress and the administration was expected to spur interest rates still lower as the second half of the year progressed. But even without real progress on this front, the Federal Reserve Board cut rates by another 25 basis points on December 19, 1995.

     While economic data has been scarce due to the government shutdowns and thus hampers our assessment to some degree, indicators from private sources point to the economy proceeding on a course that includes real but modest growth, inflation around 2.5%, and corporate profits rising within a range of 5% to 7%. The Federal Reserve Board may respond with another modest interest rate reduction early in 1996. If so, the fixed income market should benefit from a very favorable climate.

     The Fund's weighted average maturity stands at 36 days. We plan to keep the Fund's relatively neutral duration position for the near future for two main reasons. First, resolution of the budget impasse would add a positive note, but uncertainty surrounding the Federal budgeting process remains unabated, and any agreement may well be discounted in today's prices. Second, after the dramatic fall in interest rates during 1995, we do not expect the prospects for the money markets in 1996 to be quite as bright. In the meantime, we continue to take advantage of the positive fixed income market while it lasts as well as daily trading and relative value opportunities created by market volatility.

                   CASH MANAGEMENT FUND                                       3
                   ------------------------------------------------------------


===============================================================================

OBJECTIVE                    Seeks high current income consistent with
                             liquidity and preservation of capital.
-------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS       Bank obligations, commercial paper, U.S. Treasury
                             obligations and repurchase agreements
                             collateralized by U.S. Treasury obligations.
-------------------------------------------------------------------------------
RATINGS                      S&P: AAAm
                             Moody's: AAA
-------------------------------------------------------------------------------
STATUS AT                    Seven day effective yield: 5.16%
DECEMBER 31, 1995            Average maturity: 39 days
                             Net Assets: $136.0 million
-------------------------------------------------------------------------------
DIVERSIFICATION OF PORTFOLIO
INVESTMENTS BY ASSET TYPE
as of December 31, 1995
(percentages are based on market value)

     Commercial Paper                        38.84%
     Certificates of Deposit                 30.83%
     Eurodollar Time Deposits                22.90%
     Repurchase Agreement                     3.79%
     Floating Rate Notes                      2.84%
     U.S. Government Agency Note              0.80%


[FIGURE 1]


===============================================================================

ABOUT THE                    DARLENE M. RASEL
PORTFOLIO MANAGER            Vice President

                             - Responsible for managing the Money Market and
                               Treasury Mutual Funds.
                             - Formerly, Head of Collateral Management Desk for
                               five years before joining Global Investment
                               Management.
                             - Fifteen years investment experience, including
                               eight years at Bankers Trust.

                   CASH MANAGEMENT FUND                                       4
                   ------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
===================================================================================================================================
December 31, 1995

-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
     Investment in Cash Management Portfolio, at Value                                                                 $136,433,097
-----------------------------------------------------------------------------------------------------------------------------------
     Prepaid Expenses and Other                                                                                               7,548
-----------------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                                       136,440,645
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
     Due to Bankers Trust                                                                                                    79,900
-----------------------------------------------------------------------------------------------------------------------------------
     Dividends Payable                                                                                                      337,318
-----------------------------------------------------------------------------------------------------------------------------------
     Accrued Expenses and Other                                                                                              25,521
-----------------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                                                      442,739
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (Applicable to 136,193,463 Outstanding Shares of $0.001 Par Value
Per Share, Unlimited Number of Shares of Beneficial Interest Authorized)                                               $135,997,906
===================================================================================================================================
NET ASSET VALUE, Subscription and Redemption Price Per Share ($135,997,906/136,193,463 Shares)                         $       1.00
===================================================================================================================================
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
     Paid-in Capital                                                                                                    136,193,463
-----------------------------------------------------------------------------------------------------------------------------------
     Accumulated Net Realized Loss from Securities Transactions                                                            (195,557)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                                          $135,997,906
===================================================================================================================================

STATEMENT OF OPERATIONS
===================================================================================================================================
For the year ended December 31, 1995

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
     Income Allocated from Cash Management Portfolio, net                                                                $9,931,444
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
     Administration and Services                                                                            $944,849
-----------------------------------------------------------------------------------------------------------------------------------
     Professional                                                                                              9,151
-----------------------------------------------------------------------------------------------------------------------------------
     Shareholders Reports                                                                                     16,842
-----------------------------------------------------------------------------------------------------------------------------------
     Trustees                                                                                                  2,027
-----------------------------------------------------------------------------------------------------------------------------------
     Miscellaneous                                                                                             2,212
-----------------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                                                                          975,081
-----------------------------------------------------------------------------------------------------------------------------------
     Less: Expenses Absorbed by Bankers Trust                                                                 (4,831)       970,250
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                     8,961,194
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN FROM SECURITIES TRANSACTIONS                                                                               18,633
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                               $8,979,827
===================================================================================================================================


              See Notes to Financial Statements on Pages 13 and 14

                   CASH MANAGEMENT FUND                                       5
                   ------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================================================
                                                                                                        For the             For the
                                                                                                     year ended          year ended
                                                                                                       December            December
                                                                                                       31, 1995            31, 1994
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                                       $    8,961,194     $     5,310,553
-----------------------------------------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss) from Securities Transactions                                               18,633          (1,514,199)
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets from Operations                                                       8,979,827           3,796,354
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                                           (8,961,194)         (5,310,553)
-----------------------------------------------------------------------------------------------------------------------------------

     TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (at Net Value of $1.00 per share)
-----------------------------------------------------------------------------------------------------------------------------------
     Net Proceeds from Shares Sold                                                                2,113,907,344       2,045,613,960
-----------------------------------------------------------------------------------------------------------------------------------
     Dividends Reinvested                                                                             4,960,726           2,476,681
-----------------------------------------------------------------------------------------------------------------------------------
     Value of Shares Redeemed                                                                    (2,142,060,394)     (1,965,282,457)
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets from Transactions
       in Shares of Beneficial Interest                                                             (23,192,324)         82,808,184
-----------------------------------------------------------------------------------------------------------------------------------

CONTRIBUTION OF CAPITAL
-----------------------------------------------------------------------------------------------------------------------------------
     Proceeds Contributed                                                                                     -           1,299,990
-----------------------------------------------------------------------------------------------------------------------------------

     TOTAL INCREASE (DECREASE) IN NET ASSETS                                                        (23,173,691)         82,593,975
===================================================================================================================================

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
     Beginning of Year                                                                              159,171,597          76,577,622
-----------------------------------------------------------------------------------------------------------------------------------
     End of Year                                                                                 $  135,997,906     $   159,171,597
===================================================================================================================================


              See Notes to Financial Statements on Pages 13 and 14

                   CASH MANAGEMENT FUND                                       6
                   ------------------------------------------------------------


FINANCIAL HIGHLIGHTS
===============================================================================
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years presented for the Cash Management Fund.


--------------------------------------------------------------------------------------------------------------------------------
                                                                            For the year ended December 31,
                                                          ----------------------------------------------------------------------
                                                              1995           1994            1993           1992           1991
================================================================================================================================
SELECTED PER SHARE DATA

Net Asset Value, Beginning of Year                           $1.00          $1.00           $1.00          $1.00          $1.00
                                                             -----          -----           -----          -----          -----
Income from Investment Operations
     Net Investment Income                                    0.05           0.04            0.03           0.03           0.06
     Net Realized Gain (Loss) from
       Securities Transactions                                0.00+         (0.01)           0.00+          0.00+          0.00+
                                                             -----          -----           -----          -----          -----
     Total from Investment Operations                         0.05           0.03            0.03           0.03           0.06
                                                             -----          -----           -----          -----          -----
Contribution of Capital                                         -            0.01              -               -              -
                                                             -----          -----           -----          -----          -----
Distributions From:
     Net Investment Income                                   (0.05)         (0.04)          (0.03)         (0.03)         (0.06)
     Net Realized Gain from
       Securities Transactions                                  -               -           (0.00)+        (0.00)+        (0.00)+
                                                             -----          -----           -----          -----          -----
     Total Distributions                                     (0.05)         (0.04)          (0.03)         (0.03)         (0.06)
                                                             -----          -----           -----          -----          -----
Net Asset Value, End of Year                                 $1.00          $1.00           $1.00          $1.00          $1.00
                                                             =====          =====           =====          =====          =====
TOTAL INVESTMENT RETURN                                      5.35%        3.67%++           2.54%          3.05%          5.68%

RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to
     Average Net Assets                                      5.22%          3.70%           2.51%          3.04%          5.53%
Ratio of Expenses to Average Net Assets,
     Including Expenses of the Cash
     Management Portfolio                                    0.74%          0.73%           0.75%          0.75%          0.75%
Decrease Reflected in Above Expense
     Ratio Due to Absorption of Expenses
     by Bankers Trust                                        0.02%          0.08%           0.05%          0.04%          0.03%

Net Assets, End of Year
     (000's omitted)                                      $135,998       $159,172         $76,578        $99,649       $127,164

 + Less than $0.01 per share
++ Increased by 0.96% due to Contribution of Capital.


              See Notes to Financial Statements on Pages 13 and 14

                   CASH MANAGEMENT PORTFOLIO                                  7
                   ------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
==================================================================================================================================
December 31, 1995
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------------
     Investments, at Value                                                                                          $2,636,244,326
----------------------------------------------------------------------------------------------------------------------------------
     Cash                                                                                                                  234,792
----------------------------------------------------------------------------------------------------------------------------------
     Interest Receivable                                                                                                 9,803,616
----------------------------------------------------------------------------------------------------------------------------------
     Prepaid Expenses and Other                                                                                             19,395
----------------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                                    2,646,302,129
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------------
     Due to Bankers Trust                                                                                                  336,262
----------------------------------------------------------------------------------------------------------------------------------
     Payable for Securities Purchased                                                                                   30,000,000
----------------------------------------------------------------------------------------------------------------------------------
     Accrued Expenses and Other                                                                                             33,650
----------------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                                                  30,369,912
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                          $2,615,932,217
==================================================================================================================================
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
     Paid-in Capital                                                                                                $2,615,932,217
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                                       $2,615,932,217
==================================================================================================================================

STATEMENT OF OPERATIONS
==================================================================================================================================
For the year ended December 31, 1995
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
     Interest                                                                                                         $152,708,666
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
     Advisory                                                                                        $3,847,729
----------------------------------------------------------------------------------------------------------------------------------
     Administration and Services                                                                      1,282,576
----------------------------------------------------------------------------------------------------------------------------------
     Professional                                                                                        34,574
----------------------------------------------------------------------------------------------------------------------------------
     Trustees                                                                                             1,868
----------------------------------------------------------------------------------------------------------------------------------
     Miscellaneous                                                                                       28,778
----------------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                                                                   5,195,525
----------------------------------------------------------------------------------------------------------------------------------
     Less: Expenses Absorbed by Bankers Trust                                                          (578,251)         4,617,274
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                  148,091,392
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN FROM SECURITIES TRANSACTIONS                                                                             268,537
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                            $148,359,929
==================================================================================================================================


                  See Notes to Financial Statements on Page 15

                   CASH MANAGEMENT PORTFOLIO                                  8
                   ------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
==================================================================================================================================
                                                                                         For the                       For the
                                                                                      year ended                    year ended
                                                                                        December                      December
                                                                                        31, 1995                      31, 1994
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                      $    148,091,392              $    107,531,263
----------------------------------------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss) from Securities Transactions                               268,537                   (21,679,797)
----------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets from Operations                                      148,359,929                    85,851,466
----------------------------------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
     Proceeds from Capital Invested                                               35,062,532,338                29,684,647,236
----------------------------------------------------------------------------------------------------------------------------------
     Value of Capital Withdrawn                                                  (35,329,985,394)              (28,984,267,374)
----------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets from Capital Transactions                (267,453,056)                  700,379,862
----------------------------------------------------------------------------------------------------------------------------------

CONTRIBUTION OF CAPITAL
----------------------------------------------------------------------------------------------------------------------------------
     Proceeds Contributed                                                                      -                    18,718,663
----------------------------------------------------------------------------------------------------------------------------------

     TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (119,093,127)                  804,949,991
==================================================================================================================================

NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
     Beginning of Year                                                             2,735,025,344                 1,930,075,353
----------------------------------------------------------------------------------------------------------------------------------
     End of Year                                                                $  2,615,932,217              $  2,735,025,344
==================================================================================================================================

FINANCIAL HIGHLIGHTS
===============================================================================
Contained below are selected ratios and supplemental data for each of the years presented for the Cash Management Portfolio.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                           For the year ended December 31,
                                                       ----------------------------------------------------------------------------
                                                             1995            1994                1993          1992           1991
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment
     Income to Average Net Assets                           5.77%           4.24%               3.06%         3.52%          5.85%
Ratio of Expenses to
     Average Net Assets                                     0.18%           0.18%               0.20%         0.22%          0.25%
Decrease Reflected in Above
     Ratio of Expenses to Average
     Net Assets Due to Absorption
     of Expenses by Bankers Trust                           0.02%           0.02%              0.00%+        0.00%+          0.01%
Net Assets, End of Year
     (000's omitted)                                   $2,615,932      $2,735,025          $1,930,075    $1,438,688       $934,402

+ Less than 0.01%


                  See Notes to Financial Statements on Page 15

                   CASH MANAGEMENT PORTFOLIO                                  9
                   ------------------------------------------------------------

[CAPTION]

SCHEDULE OF PORTFOLIO INVESTMENTS
===================================================================================================================================
December 31, 1995

PRINCIPAL
AMOUNT                        DESCRIPTION                                                                                     VALUE
===================================================================================================================================
                              CERTIFICATES OF DEPOSIT - 31.07%
-----------------------------------------------------------------------------------------------------------------------------------
$          5,000,000          Abbey National Bank, 5.76%, 2/1/96                                                      $   4,999,857
-----------------------------------------------------------------------------------------------------------------------------------
          35,000,000          Bank of America, 5.78%, 1/31/96                                                            35,000,000
-----------------------------------------------------------------------------------------------------------------------------------
          13,000,000          Bank of Nova Scotia, 5.77%, 2/1/96                                                         13,000,554
-----------------------------------------------------------------------------------------------------------------------------------
                              Bank of Tokyo:
          30,000,000          5.90%, 1/16/96                                                                             30,000,122
          29,000,000          5.90%, 1/22/96                                                                             29,000,166
-----------------------------------------------------------------------------------------------------------------------------------
          25,000,000          Bayerische Hypotheka, 5.83%, 1/16/96                                                       25,000,205
-----------------------------------------------------------------------------------------------------------------------------------
          21,000,000          Bayerische Landesbank, 5.80%, 1/24/96                                                      21,000,021
-----------------------------------------------------------------------------------------------------------------------------------
          46,000,000          Bayerische Vereinsbank, 5.80%, 1/31/96                                                     46,000,380
-----------------------------------------------------------------------------------------------------------------------------------
           9,000,000          Credit Suisse, 5.73%, 1/9/96                                                                8,999,612
-----------------------------------------------------------------------------------------------------------------------------------
          50,000,000          Deutsche, 5.79%, 1/25/96                                                                   50,000,000
-----------------------------------------------------------------------------------------------------------------------------------
          28,000,000          Hessen Thuringer, 5.795%, 1/31/96                                                          27,999,505
-----------------------------------------------------------------------------------------------------------------------------------
          25,000,000          Industrial Bank of Japan, 5.89%, 1/22/96                                                   25,000,143
-----------------------------------------------------------------------------------------------------------------------------------
                              Kreditbank:
          40,000,000          5.80%, 1/24/96                                                                             40,000,253
          30,000,000          5.75%, 2/21/96                                                                             30,000,420
-----------------------------------------------------------------------------------------------------------------------------------
          26,000,000          Mellon Bank, 5.78%, 2/5/96                                                                 26,000,000
-----------------------------------------------------------------------------------------------------------------------------------
          25,000,000          Mitsubishi Bank, 6.15%, 1/2/96                                                             25,000,012
-----------------------------------------------------------------------------------------------------------------------------------
          28,000,000          Morgan Guaranty, 5.51%, 6/11/96                                                            28,001,226
-----------------------------------------------------------------------------------------------------------------------------------
                              National Westminster Bank:
           2,000,000          5.81%, 2/1/96                                                                               2,000,111
          40,000,000          5.72%, 2/16/96                                                                             39,999,770
          29,300,000          5.70%, 2/16/96                                                                             29,302,639
-----------------------------------------------------------------------------------------------------------------------------------
          25,000,000          Rabobank, 5.76%, 1/31/96                                                                   25,000,206
-----------------------------------------------------------------------------------------------------------------------------------
                              Sanwa Bank:
          38,000,000          5.91%, 1/31/96                                                                             38,000,309
          24,000,000          5.86%, 2/9/96                                                                              23,997,792
-----------------------------------------------------------------------------------------------------------------------------------
                              Societe Generale:
          25,000,000          5.82%, 1/5/96                                                                              25,000,000
          39,400,000          5.66%, 3/4/96                                                                              39,400,559
          30,000,000          5.71%, 3/4/96                                                                              30,000,988
-----------------------------------------------------------------------------------------------------------------------------------
                              Sumitomo Bank:
          35,000,000          5.98%, 1/16/96                                                                             35,000,143
          20,000,000          5.89%, 1/22/96                                                                             20,000,114
          10,000,000          5.91%, 1/22/96                                                                             10,000,057
-----------------------------------------------------------------------------------------------------------------------------------
          30,000,000          Toronto Dominion, 5.64%, 4/2/96                                                            30,000,000
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Amortized Cost $812,705,164)                                                                                          $812,705,164
===================================================================================================================================


                  See Notes to Financial Statements on Page 15

                   CASH MANAGEMENT PORTFOLIO                                  10
                   -------------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
===================================================================================================================================
December 31, 1995

PRINCIPAL
AMOUNT                        DESCRIPTION                                                                                     VALUE
===================================================================================================================================
                              COMMERCIAL PAPER - 39.14%
-----------------------------------------------------------------------------------------------------------------------------------
$         36,500,000          Abbey National Bank of North America, 5.58%, 3/14/96                                      $36,087,003
-----------------------------------------------------------------------------------------------------------------------------------
          21,000,000          Asset Securitization, 5.66%, 2/15/96                                                       20,851,425
-----------------------------------------------------------------------------------------------------------------------------------
          11,500,000          Banco Bilbao Vizcaya, 5.71%, 2/5/96                                                        11,436,159
-----------------------------------------------------------------------------------------------------------------------------------
          20,000,000          Bank of America, 5.28%, 6/5/96                                                             19,542,400
-----------------------------------------------------------------------------------------------------------------------------------
          29,000,000          Bank Brussels Lambert of North America, 5.58%, 4/18/96                                     28,514,540
-----------------------------------------------------------------------------------------------------------------------------------
          30,500,000          BTR Dunlop, 5.65%, 2/16/96                                                                 30,279,807
-----------------------------------------------------------------------------------------------------------------------------------
          23,000,000          Caisse des Depots et Consignations, 5.80%, 1/11/96                                         22,962,944
-----------------------------------------------------------------------------------------------------------------------------------
          15,000,000          Central Hispana, 5.75%, 1/25/96                                                            14,942,500
-----------------------------------------------------------------------------------------------------------------------------------
          50,000,000          Commonwealth Bank Australia, 5.41%, 4/2/96                                                 49,308,722
-----------------------------------------------------------------------------------------------------------------------------------
           7,000,000          Dun & Bradstreet, 5.59%, 3/19/96                                                            6,915,218
-----------------------------------------------------------------------------------------------------------------------------------
          25,000,000          Finnish Export Credit, 5.71%, 1/23/96                                                      24,912,764
-----------------------------------------------------------------------------------------------------------------------------------
                              General Electric Capital:
          20,000,000          5.81%, 1/18/96                                                                             19,945,128
          25,000,000          5.53%, 4/3/96                                                                              24,642,854
-----------------------------------------------------------------------------------------------------------------------------------
          25,700,000          General Electric Capital Services, 5.68%, 2/5/96                                           25,558,079
-----------------------------------------------------------------------------------------------------------------------------------
          25,000,000          Goldman Sachs, 5.53%, 3/18/96                                                              24,704,299
-----------------------------------------------------------------------------------------------------------------------------------
          14,000,000          Hanson Finance, 5.65%, 3/7/96                                                              13,854,983
-----------------------------------------------------------------------------------------------------------------------------------
          21,000,000          Hewlett-Packard, 5.63%, 2/15/96                                                            20,852,213
-----------------------------------------------------------------------------------------------------------------------------------
                              KFW International Finance:
          35,000,000          5.715%, 1/30/96                                                                            34,838,869
          30,000,000          5.65%, 3/6/96                                                                              29,693,958
-----------------------------------------------------------------------------------------------------------------------------------
                              Kingdom of Sweden:
          20,000,000          5.00%, 1/31/96                                                                             19,905,000
           6,000,000          5.65%, 2/15/96                                                                              5,957,625
          25,000,000          5.66%, 2/21/96                                                                             24,799,542
           1,815,000          5.68%, 2/27/96                                                                              1,798,677
          25,000,000          5.66%, 2/28/96                                                                             24,772,028
          25,000,000          5.62%, 3/11/96                                                                             24,726,806
-----------------------------------------------------------------------------------------------------------------------------------
          20,300,000          Manitoba Hydro Electric, 5.65%, 2/15/96                                                    20,156,631
-----------------------------------------------------------------------------------------------------------------------------------
                              McKenna Triangle:
          25,000,000          5.75%, 1/25/96                                                                             24,904,167
          20,000,000          5.72%, 1/26/96                                                                             19,920,556
          30,000,000          5.68%, 2/6/96                                                                              29,829,600
-----------------------------------------------------------------------------------------------------------------------------------
          25,000,000          Merrill Lynch, 5.72%, 1/31/96                                                              24,880,833
-----------------------------------------------------------------------------------------------------------------------------------
                              Morgan Stanley:
          23,500,000          6.00%, 1/5/96                                                                              23,484,333
          25,000,000          5.77%, 1/25/96                                                                             24,903,833
          40,000,000          5.70%, 2/9/96                                                                              39,753,000
===================================================================================================================================


                  See Notes to Financial Statements on Page 15

                   CASH MANAGEMENT PORTFOLIO                                  11
                   -------------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
DECEMBER 31, 1995

PRINCIPAL
AMOUNT                        DESCRIPTION                                                                                     VALUE
===================================================================================================================================
$         30,805,000          National Australia Funding, 5.30%, 6/14/96                                             $   30,056,695
-----------------------------------------------------------------------------------------------------------------------------------
                              National Rural Utility:
          15,000,000          5.65%, 2/16/96                                                                             14,891,708
          35,000,000          5.50%, 3/5/96                                                                              34,657,778
-----------------------------------------------------------------------------------------------------------------------------------
                              New South Wales Treasury:
          25,000,000          5.70%, 1/24/96                                                                             24,908,958
          12,000,000          5.56%, 2/9/96                                                                              11,927,720
-----------------------------------------------------------------------------------------------------------------------------------
          25,000,000          Philip Morris, 6.20%, 1/2/96                                                               24,995,694
-----------------------------------------------------------------------------------------------------------------------------------
          20,000,000          Province of Alberta, 5.75%, 1/26/96                                                        19,920,139
-----------------------------------------------------------------------------------------------------------------------------------
          70,000,000          Prudential Funding, 6.054%, 1/2/96                                                         70,000,000
-----------------------------------------------------------------------------------------------------------------------------------
          10,000,000          Receivables Capital, 5.80%, 1/31/96                                                         9,951,667
-----------------------------------------------------------------------------------------------------------------------------------
          13,000,000          Sheffield, 5.80%, 1/22/96                                                                  12,956,017
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Amortized Cost $1,023,902,872)                                                                                      $1,023,902,872
===================================================================================================================================
                              EURODOLLAR TIME DEPOSITS - 23.08%
-----------------------------------------------------------------------------------------------------------------------------------
                              Bank of America:
$         17,000,000          5.76%, 3/27/96                                                                         $   17,000,000
          30,000,000          5.50%, 4/5/96                                                                              30,000,000
-----------------------------------------------------------------------------------------------------------------------------------
          35,000,000          Bank of Scotland, 5.813%, 2/13/96                                                          35,000,000
-----------------------------------------------------------------------------------------------------------------------------------
          50,000,000          Canadian Imperial Bank of Commerce, 6.00%, 1/2/96                                          50,000,000
-----------------------------------------------------------------------------------------------------------------------------------
          72,791,998          Commerz Bank, 3.50%, 1/2/96                                                                72,791,998
-----------------------------------------------------------------------------------------------------------------------------------
                              Dresdner Bank:
         100,000,000          5.938%, 1/2/96                                                                            100,000,000
          10,000,000          5.75%, 3/4/96                                                                              10,000,000
-----------------------------------------------------------------------------------------------------------------------------------
         100,000,000          International Nederlander, 6.00%, 1/2/96                                                  100,000,000
-----------------------------------------------------------------------------------------------------------------------------------
          14,000,000          Kreditbank, 5.75%, 3/15/96                                                                 14,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                              Mitsubishi Bank:
          25,000,000          6.25%, 1/19/96                                                                             25,000,000
          25,000,000          5.906%, 3/5/96                                                                             25,000,000
-----------------------------------------------------------------------------------------------------------------------------------
          25,000,000          National Westminster, 5.813%, 1/29/96                                                      25,000,000
-----------------------------------------------------------------------------------------------------------------------------------
          25,000,000          Nordeutsche Landesbank, 5.75%, 2/29/96                                                     25,000,000
-----------------------------------------------------------------------------------------------------------------------------------
          75,000,000          Toronto Dominion, 6.00%, 1/2/96                                                            75,000,000
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EURODOLLAR TIME DEPOSITS
(Amortized Cost $603,791,998)                                                                                        $  603,791,998
===================================================================================================================================
                              FLOATING RATE NOTES - 2.86%
-----------------------------------------------------------------------------------------------------------------------------------
                              Student Loan Marketing Association:
$         50,000,000          Variable Rate Weekly, 5.22%, 11/24/97                                                  $   49,885,005
          25,000,000          Variable Rate Weekly, 5.24%, 9/28/98                                                       24,993,148
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE NOTES
(Amortized Cost $74,878,153)                                                                                         $   74,878,153
===================================================================================================================================


                  See Notes to Financial Statements on Page 15

                   CASH MANAGEMENT PORTFOLIO                                  12
                   -------------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

PRINCIPAL
AMOUNT                        DESCRIPTION                                                                                     VALUE
===================================================================================================================================
                              U.S. GOVERNMENT AGENCY NOTES - 0.80%
-----------------------------------------------------------------------------------------------------------------------------------
                              Federal National Mortgage Association:
$          9,820,000          5.14%, 6/25/96                                                                         $    9,573,234
          11,690,000          5.14%, 6/27/96                                                                             11,392,905
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY NOTES
(Amortized Cost $20,966,139)                                                                                         $   20,966,139
===================================================================================================================================
                              REPURCHASE AGREEMENT - 3.82%
-----------------------------------------------------------------------------------------------------------------------------------
$        100,000,000          Repurchase Agreement with Swiss Bank, dated 12/29/1995, 5.90%,
                              Principal and Interest in the Amount of $100,049,167, due 1/2/96,
                              (Collateralized by Federal Home Loan Mortgage, par value of
                              $25,000,000, 7.61%, due 9/1/04, value of $26,386,331, $25,000,000,
                              7.88%, due 8/5/04, value of $26,659,471, Federal National Mortgage
                              Association, par value of $970,000, 7.50% due 2/11/02, value of
                              $1,087,494 Federal Home Loan Banks Medium Term Construction
                              Bonds, par value of $15,000,000, 6.05%, due 3/10/99, value of $15,281,575,
                              Federal Farm Credit Banks Construction System-wide Medium-Term
                              Notes, par value of $6,000,000, 5.41%, due 12/7/98, value of $5,974,410,
                              Federal Home Loan Bank Construction Discount Notes, par value of
                              $25,000,000, due 2/22/96, value of $24,828,473 and Federal Home Loan Bank,
                              par value of $4,000,000, 8.00%, due 7/25/96, value of $4,195,761)                      $  100,000,000
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
(Amortized Cost $2,636,244,326)                                                                     100.77%          $2,636,244,326
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                                (0.77)             (20,312,109)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                          100.00%          $2,615,932,217
===================================================================================================================================


                  See Notes to Financial Statements on Page 15

                   CASH MANAGEMENT FUND                                      13
                   ------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
===============================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Cash Management Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on October 5, 1988. Through July 22, 1990, the Fund invested directly in securities. After that date, the Fund began investing substantially all of its investable assets in the Cash Management Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1995, the Fund's investment was approximately 5% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. Investment Income

The Fund earns interest income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio.

C. Dividends

It is the Fund's policy to declare dividends daily and pay monthly. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date, which is the same as the declaration date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

D. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

E. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.55 of 1% of the Fund's average daily net assets. For the year ended December 31, 1995, this fee aggregated $944,849.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended December 31, 1995, there were no reimbursable expenses incurred under this agreement.

For the period January 1, 1995 to April 10, 1995 Bankers Trust had voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.55 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 0.73 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the period April 11, 1995 to December 31, 1995 Bankers Trust has voluntarily undertaken to waive and reimburse the expenses of the Fund, to the extent necessary, to limit all expenses to 0.57 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 0.75 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended December 31, 1995, expenses of the Fund have been reduced by $4,831.

                   CASH MANAGEMENT FUND                                      14
                   ------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
===============================================================================

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

In 1994, the Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest pursuant to a put agreement and that third party financial institution immediately resold such securities to Bankers Trust New York Corporation, the parent of the Adviser, at the same price, also pursuant to a put agreement. As a result of these transactions the Fund's Statement of Changes in Net Assets for the year ended December 31, 1994 reflects its pro rata share of the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $1,299,990.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3 - CAPITAL LOSS CARRYFORWARD

At December 31, 1995, accumulated net realized capital loss carryforwards available as a reduction against future net realized capital gains aggregated $195,576, which will expire in 2002.


REPORT OF INDEPENDENT ACCOUNTANTS
===============================================================================

To the Trustees and Shareholders of
BT Investment Funds:

We have audited the accompanying statement of assets and liabilities of the Cash Management Fund (one of the funds comprising BT Investment Funds), as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Fund of BT Investment Funds as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 13, 1996

                   CASH MANAGEMENT PORTFOLIO                                 15
                   ------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
===============================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990 as an unincorporated trust under the laws of New York, and commenced operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

Investments are valued at amortized cost, which has been determined by the Trustees to represent fair value of the Portfolio's investments.

C. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

D. Investment Income

The Portfolio determines its net investment income on each valuation day and allocates all such income as well as any realized gains and losses from security transactions pro rata among the investors in the Portfolio at the time of such determination.

E. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required. The cost of securities in the Portfolio for federal income tax purposes is the same as for financial reporting purposes.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $1,282,576.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at the annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $3,847,729.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.18 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1995, expenses of the Portfolio have been reduced by $578,251.

In 1994, the Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest pursuant to a put agreement and that third party financial institution immediately resold such securities to Bankers Trust New York Corporation, the parent of the Adviser, at the same price, also pursuant to a put agreement. As a result of these transactions the Portfolio's Statement of Changes in Net Assets for the year ended December 31, 1994 reflects a realized loss on the sale of these securities and a capital contribution in the amount of $18,718,663.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

                   CASH MANAGEMENT PORTFOLIO                                 16
                   ------------------------------------------------------------


REPORT OF INDEPENDENT ACCOUNTANTS
===============================================================================

To the Trustees and Holders of Beneficial Interest of the Cash Management Portfolio:

We have audited the accompanying statement of assets and liabilities of the Cash Management Portfolio, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 13, 1996

BT INVESTMENT FUNDS

TREASURY
MONEY
FUND


ANNUAL REPORT
DECEMBER 31, 1995

                         TREASURY MONEY FUND                                   1
                         -------------------------------------------------------

TABLE OF CONTENTS
================================================================================
INTRODUCTION FROM PRESIDENT . . . . . . . . . . . . . . . . . . . . . . . .   2
LETTER TO SHAREHOLDERS FROM
   INVESTMENT ADVISER   . . . . . . . . . . . . . . . . . . . . . . . . . .   2
TREASURY MONEY FUND
    Statement of Assets and Liabilities . . . . . . . . . . . . . . . . . .   4
    Statement of Operations . . . . . . . . . . . . . . . . . . . . . . . .   4
    Statements of Changes in Net Assets . . . . . . . . . . . . . . . . . .   5
    Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . .   6
TREASURY MONEY PORTFOLIO
    Statement of Assets and Liabilities . . . . . . . . . . . . . . . . . .   7
    Statement of Operations . . . . . . . . . . . . . . . . . . . . . . . .   7
    Statements of Changes in Net Assets . . . . . . . . . . . . . . . . . .   8
    Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . .   8
    Schedule of Portfolio Investments . . . . . . . . . . . . . . . . . . .   9
TREASURY MONEY FUND
    Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . .  11
    Report of Independent Accountants . . . . . . . . . . . . . . . . . . .  12
TREASURY MONEY PORTFOLIO
    Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . .  13
    Report of Independent Accountants . . . . . . . . . . . . . . . . . . .  14


For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the Treasury Money Fund may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Investment Funds:

BT INVESTMENT FUNDS
INVESTORS FIDUCIARY TRUST COMPANY
127 WEST 10TH STREET
KANSAS CITY, MO 64105
(800) 368-4031

BT INVESTMENT FUNDS
SIGNATURE BROKER-DEALER SERVICES, INC.
6 ST. JAMES AVENUE
BOSTON, MA 02116
(800) 545-1074

You may write to the Treasury Money Fund at the following address:

BT INVESTMENT FUNDS
6 ST. JAMES AVENUE
BOSTON, MA 02116

                         TREASURY MONEY FUND                                   2
                         -------------------------------------------------------

INTRODUCTION FROM PRESIDENT
================================================================================
  February 13, 1996

  Dear Shareholders:

  We are pleased to present your 1995 Annual Report for the BT Investment Treasury Money Fund. This report provides you with an investment overview as well as a financial summary of the Fund's operations for the year ended December 31, 1995. In addition, the report contains a Letter to Shareholders from Investment Adviser detailing the factors that affected the Fund's performance. Also presented in your Report is a pie chart displaying diversification of Portfolio investments, financial statements, financial highlights and a listing of the Portfolio's holdings.

  Looking ahead, we will continue monitoring the economic conditions and how they affect the financial markets.

  We appreciate your ongoing support of the Treasury Money Fund and are looking forward to serving your investment needs.


  Philip W. Coolidge
  President

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================

  Falling interest rates in conjunction with the Federal Reserve Board's seeming success in slowing economic growth and keeping inflation contained led to an overall positive environment in 1995 for fixed income investing and the money markets in particular.

  Nevertheless, signals regarding the strength of the dollar and of the economy were often mixed, and so the Fund maintained a relatively neutral duration as compared to its benchmark through much of the year. In fact, only in the third quarter, shortly after the Fed lowered official interest rates on July 6, did we position the portfolio somewhat long to take advantage of falling rates. Constructive action on the budget deficit by Congress and the administration was expected to spur interest rates still lower as the second half of the year progressed. But even without real progress on this front, the Federal Reserve Board cut rates by another 25 basis points on December 19.

  While economic data has been scarce due to the government shutdowns and thus hampers our assessment to some degree, indicators from private sources point to the economy proceeding on a course that includes real but modest growth, inflation around 2.5%, and corporate profits rising within a range of 5% to 7%. The Federal Reserve Board may respond with another modest interest rate reduction early in 1996. If so, the fixed income market should benefit from a very favorable climate.

  The Fund's weighted average maturity stands at 44 days. We plan to keep the Fund's relatively neutral duration position for the near future for two main reasons. First, resolution of the budget impasse would add a positive note, but uncertainty surrounding the Federal budgeting process remains unabated, and any agreement may well be discounted in today's prices. Second, after the dramatic fall in interest rates during 1995, we do not expect the prospects for the money markets in 1996 to be quite as bright. In the meantime, we continue to take advantage of the positive fixed income market while it lasts as well as daily trading and relative value opportunities created by market volatility.

                         TREASURY MONEY FUND                                   3
                         -------------------------------------------------------


================================================================================

OBJECTIVE                  Seeks high current income consistent with liquidity
                           and preservation of capital.
--------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS     Direct obligations of U.S. Treasury and repurchase
                           agreements collateralized by U.S. Treasury
                           obligations.
--------------------------------------------------------------------------------
RATINGS                    S&P: AAAm
                           Moody's: Aaa
--------------------------------------------------------------------------------
STATUS AT                  Seven day effective yield: 4.98%
DECEMBER 31, 1995          Average maturity: 45 days
                           Net Assets: $615.1 million
--------------------------------------------------------------------------------
DIVERSIFICATION OF PORTFOLIO
INVESTMENTS BY ASSET TYPE
as of December 31, 1995
(percentages are based on market value)



Repurchase Agreements           48.36%
US Treasury Notes               27.84%
US Treasury Bills               23.80%

[FIGURE 1]

================================================================================
ABOUT THE                DARLENE M. RASEL
PORTFOLIO MANAGER        Vice President

                         - Responsible for managing the Money Market and Treasury Mutual Funds.
                         - Formerly, Head of Collateral Management Desk for five years before joining Global Investment Management.
                         - Fifteen years investment experience, including eight years at Bankers Trust.

                         TREASURY MONEY FUND                                   4
                         -------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
=================================================================================================================================
December 31, 1995
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------------------------
    Investment in Treasury Money Portfolio, at Value                                                                 $615,693,745
---------------------------------------------------------------------------------------------------------------------------------
    Prepaid Expenses and Other                                                                                             11,004
---------------------------------------------------------------------------------------------------------------------------------
    Total Assets                                                                                                      615,704,749
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------------------------------------
    Due to Bankers Trust                                                                                                  291,820
---------------------------------------------------------------------------------------------------------------------------------
    Dividends Payable                                                                                                     297,703
---------------------------------------------------------------------------------------------------------------------------------
    Accrued Expenses and Other                                                                                             31,228
---------------------------------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                                                     620,751
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (Applicable to 615,073,473 Outstanding Shares of $0.001 Par Value
Per Share, Unlimited Number of Shares of Beneficial Interest Authorized)                                             $615,083,998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, Subscription and Redemption Price Per Share
($615,083,998/615,073,473 Shares)                                                                                    $       1.00
=================================================================================================================================

COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
    Paid-in Capital                                                                                                  $615,073,473
---------------------------------------------------------------------------------------------------------------------------------
    Undistributed Net Realized Gain from Securities Transactions                                                           10,525
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                                        $615,083,998
=================================================================================================================================
STATEMENT OF OPERATIONS
=================================================================================================================================
For the year ended December 31, 1995

--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------------------
    Income Allocated from Treasury Money Portfolio, net                                                              $35,099,794
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
    Administration and Services                                                                    $3,438,574
--------------------------------------------------------------------------------------------------------------------------------
    Shareholders Reports                                                                               22,037
--------------------------------------------------------------------------------------------------------------------------------
    Professional                                                                                        9,375
--------------------------------------------------------------------------------------------------------------------------------
    Registration                                                                                        8,225
--------------------------------------------------------------------------------------------------------------------------------
    Trustees                                                                                            2,027
--------------------------------------------------------------------------------------------------------------------------------
    Miscellaneous                                                                                      14,515
--------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                                  3,494,753
--------------------------------------------------------------------------------------------------------------------------------
    Less: Expenses Absorbed by Bankers Trust                                                          (56,179)         3,438,574
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                 31,661,220
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN FROM SECURITIES TRANSACTIONS                                                                           170,136
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                           $31,831,356
================================================================================================================================

                  See Notes to Financial Statements on Page 11

                         TREASURY MONEY FUND                                   5
                         -------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
=================================================================================================================================
                                                                                                     For the              For the
                                                                                                  year ended           year ended
                                                                                                    December             December
                                                                                                    31, 1995             31, 1994
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
    Net Investment Income                                                                    $    31,661,220      $    21,320,179
---------------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss) from Securities Transactions                                            170,136             (101,079)
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets from Operations                                                    31,831,356           21,219,100
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
    Net Investment Income                                                                        (31,661,220)         (21,320,179)
---------------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain from Securities Transactions                                                   (61,251)               --
---------------------------------------------------------------------------------------------------------------------------------
    Net Decrease in Net Assets from Distributions                                                (31,722,471)         (21,320,179)
---------------------------------------------------------------------------------------------------------------------------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
(at Net Asset Value of $1.00 per share)
---------------------------------------------------------------------------------------------------------------------------------
    Net Proceeds from Shares Sold                                                              7,254,751,559        5,595,560,110
---------------------------------------------------------------------------------------------------------------------------------
    Dividends Reinvested                                                                          29,265,311           17,890,608
---------------------------------------------------------------------------------------------------------------------------------
    Value of Shares Redeemed                                                                  (7,365,957,016)      (5,559,579,511)
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets from Transactions in
      Shares of Beneficial Interest                                                              (81,940,146)          53,871,207
---------------------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE (DECREASE) IN NET ASSETS                                                      (81,831,261)          53,770,128
=================================================================================================================================
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
    Beginning of Year                                                                            696,915,259          643,145,131
---------------------------------------------------------------------------------------------------------------------------------
    End of Year                                                                              $   615,083,998      $   696,915,259
=================================================================================================================================

                  See Notes to Financial Statements on Page 11

                         TREASURY MONEY FUND                                   6
                         -------------------------------------------------------

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years presented for the Treasury Money Fund.


---------------------------------------------------------------------------------------------------------------------------------
                                                                           For the year ended December 31,
                                                       --------------------------------------------------------------------------
                                                       1995            1994              1993              1992            1991
---------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Year                      $1.00          $1.00             $1.00             $1.00          $1.00
                                                        -----          -----             -----             -----          -----
Income from Investment Operations
  Net Investment Income                                  0.05           0.03              0.02              0.03           0.05
  Net Realized Gain (Loss) on Securities                 0.00+         (0.00)+            0.00+             0.00+          0.00+
                                                        -----          -----             -----             -----          -----
  Total from Investment Operations                       0.05           0.03              0.02              0.03           0.05
                                                        -----          -----             -----             -----          -----
Distributions From
  Net Investment Income                                 (0.05)         (0.03)            (0.02)            (0.03)         (0.05)
  Net Realized Gain
    from Securities Transactions                        (0.00)+         -                (0.00)+           (0.00)+        (0.00)+
                                                        -----          -----             -----             -----          -----
  Total Distributions                                   (0.05)         (0.03)            (0.02)            (0.03)         (0.05)
                                                        -----          -----             -----             -----          -----
Net Asset Value, End of Year                            $1.00          $1.00             $1.00             $1.00          $1.00
                                                        =====          =====             =====             =====          =====
TOTAL INVESTMENT RETURN                                 5.19%          3.40%             2.43%             3.10%          5.30%

RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income
  to Average Net Assets                                 5.06%          3.36%             2.39%             2.90%          5.11%

Ratio of Expenses to Average Net
  Assets, Including Expenses of the
  Treasury Money Portfolio                              0.75%          0.75%             0.75%             0.75%          0.75%
Decrease Reflected in Above Expense Ratio
  Due to Absorption of Expenses
  by Bankers Trust                                      0.02%          0.02%             0.01%             0.05%          0.00%

Net Assets, End of Year (000's omitted)              $615,084       $696,915          $643,145        $1,302,365       $539,260

+ Less than $0.01 per share


                  See Notes to Financial Statements on Page 11

                         TREASURY MONEY PORTFOLIO                              7
                         -------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
========================================================================================================================
December 31, 1995
------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------
    Investments, at Value (including Repurchase Agreements amounting to $934,107,061)                     $1,931,571,982
------------------------------------------------------------------------------------------------------------------------
    Interest Receivable                                                                                        9,881,545
------------------------------------------------------------------------------------------------------------------------
    Prepaid Expenses and Other                                                                                     9,051
------------------------------------------------------------------------------------------------------------------------
    Total Assets                                                                                           1,941,462,578
------------------------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------------------------
    Due to Bankers Trust                                                                                         339,711
------------------------------------------------------------------------------------------------------------------------
    Accrued Expenses and Other                                                                                    41,271
------------------------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                                            380,982
------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                                $1,941,081,596
========================================================================================================================

COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------
    Paid-in Capital                                                                                       $1,941,081,596
------------------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                             $1,941,081,596
========================================================================================================================

STATEMENT OF OPERATIONS
========================================================================================================================
For the year ended December 31, 1995

------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------
    Interest                                                                                              $   68,065,344
------------------------------------------------------------------------------------------------------------------------

EXPENSES
------------------------------------------------------------------------------------------------------------------------
    Advisory                                                                           $1,764,890
------------------------------------------------------------------------------------------------------------------------
    Administration and Services                                                           588,297
------------------------------------------------------------------------------------------------------------------------
    Professional                                                                           32,849
------------------------------------------------------------------------------------------------------------------------
    Trustees                                                                                1,868
------------------------------------------------------------------------------------------------------------------------
    Miscellaneous                                                                          35,248
------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                      2,423,152
------------------------------------------------------------------------------------------------------------------------
    Less: Expenses Absorbed by Bankers Trust                                              (69,965)             2,353,187
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                         65,712,157
------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN FROM SECURITIES TRANSACTIONS                                                                   244,290
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                $   65,956,447
========================================================================================================================


                  See Notes to Financial Statements on Page 13

                         TREASURY MONEY PORTFOLIO                              8
                         -------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
=================================================================================================================================
                                                                                                 For the                  For the
                                                                                              year ended               year ended
                                                                                                December                 December
                                                                                                31, 1995                 31, 1994
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
    Net Investment Income                                                               $     65,712,157          $    30,804,929
---------------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss) from Securities Transactions                                        244,290                 (124,833)
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets from Operations                                                65,956,447               30,680,096
---------------------------------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
    Proceeds from Capital Invested                                                        12,489,163,533            6,929,406,671
---------------------------------------------------------------------------------------------------------------------------------
    Value of Capital Withdrawn                                                           (11,496,812,976)          (6,866,790,869)
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets from Capital Transactions                                     992,350,557               62,615,802
---------------------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE IN NET ASSETS                                                           1,058,307,004               93,295,898
=================================================================================================================================
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
    Beginning of Year                                                                        882,774,592              789,478,694
---------------------------------------------------------------------------------------------------------------------------------
    End of Year                                                                        $   1,941,081,596          $   882,774,592
=================================================================================================================================

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the years presented for the Treasury Money Portfolio.

---------------------------------------------------------------------------------------------------------------------------------
                                                                             For the year ended December 31,
                                                          -----------------------------------------------------------------------
                                                             1995           1994           1993            1992            1991
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to
  Average Net Assets                                           5.58%         3.93%          2.93%            3.44%          5.58%

Ratio of Expenses to Average Net Assets                        0.20%         0.20%          0.20%            0.22%          0.25%

Decrease Reflected in Above Ratio of
  Expenses to Average Net Assets
  Due to Absorption of Expenses
  by Bankers Trust                                             0.01%         0.01%          0.01%            0.01%          0.01%

Net Assets, End of Period (000's omitted)                 $1,941,082      $882,775       $789,479       $1,408,114       $671,138


                  See Notes to Financial Statements on Page 13

                         TREASURY MONEY PORTFOLIO                              9
                         -------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995


PRINCIPAL
AMOUNT              DESCRIPTION                                                                                       VALUE
===========================================================================================================================
                    UNITED STATES TREASURY BILLS - 23.69%
---------------------------------------------------------------------------------------------------------------------------
$  50,000,000       5.42%, 1/18/96                                                                           $   49,872,028
---------------------------------------------------------------------------------------------------------------------------
   50,000,000       5.44%, 2/8/96                                                                                49,712,757
---------------------------------------------------------------------------------------------------------------------------
   50,000,000       5.47%, 2/22/96                                                                               49,605,306
---------------------------------------------------------------------------------------------------------------------------
    1,000,000       5.35%, 2/29/96                                                                                  991,231
---------------------------------------------------------------------------------------------------------------------------
   50,000,000       5.31%, 3/7/96                                                                                49,513,250
---------------------------------------------------------------------------------------------------------------------------
   25,000,000       5.34%, 3/14/96                                                                               24,729,545
---------------------------------------------------------------------------------------------------------------------------
   25,000,000       5.34%, 4/4/96                                                                                24,651,416
---------------------------------------------------------------------------------------------------------------------------
   25,000,000       5.33%, 5/2/96                                                                                24,548,854
---------------------------------------------------------------------------------------------------------------------------
   70,000,000       5.23%, 5/9/96                                                                                68,688,769
---------------------------------------------------------------------------------------------------------------------------
   30,000,000       4.93%, 5/16/96                                                                               29,441,833
---------------------------------------------------------------------------------------------------------------------------
   40,000,000       5.24%, 5/30/96                                                                               39,127,500
---------------------------------------------------------------------------------------------------------------------------
   50,000,000       5.17%, 6/6/96                                                                                48,872,653
---------------------------------------------------------------------------------------------------------------------------
TOTAL UNITED STATES TREASURY BILLS (COST $459,755,142)                                                       $  459,755,142
===========================================================================================================================
                    UNITED STATES TREASURY NOTES - 27.70%
---------------------------------------------------------------------------------------------------------------------------
$ 125,000,000       4.00%, 1/31/96                                                                           $  124,843,890
---------------------------------------------------------------------------------------------------------------------------
  137,500,000       4.625%, 2/15/96                                                                             137,358,118
---------------------------------------------------------------------------------------------------------------------------
  125,000,000       7.875%, 2/15/96                                                                             125,339,713
---------------------------------------------------------------------------------------------------------------------------
   25,000,000       5.125%, 3/31/96                                                                              25,003,780
---------------------------------------------------------------------------------------------------------------------------
  125,000,000       5.875%, 5/31/96                                                                             125,164,278
---------------------------------------------------------------------------------------------------------------------------
TOTAL UNITED STATES TREASURY NOTES (COST $537,709,779)                                                       $  537,709,779
===========================================================================================================================
                    REPURCHASE AGREEMENTS - 48.12%
---------------------------------------------------------------------------------------------------------------------------
$  55,000,000       Repurchase Agreement with C.S. First Boston, Inc., dated 12/1/95, 5.79%, principal and interest in the amount of $55,274,221, due 1/8/96,
                    (Collateralized by U.S. Treasury Strips, par value of $96,977,000,
                    5.68%, due 5/15/05, value of $57,110,361)                                                $   55,000,000
---------------------------------------------------------------------------------------------------------------------------
  200,000,000       Repurchase Agreement with Goldman Sachs & Co., dated 12/29/95,
                    5.85%, principal and interest in the amount of $200,097,500, due 1/2/96, (Collateralized by U.S. Treasury Notes, par value
                    $182,900,000, 7.75%, due 1/31/00, value of $204,568,431)                                    200,000,000
---------------------------------------------------------------------------------------------------------------------------
  104,107,061       Repurchase Agreement with Merrill Lynch & Co., Inc., dated 12/29/95, 5.50%, principal and interest in the amount of $104,154,777, due 1/2/96,
                    (Collaterized by U.S. Treasury Notes,par value $103,730,000,
                    6.875%, due 10/31/96, value of $106,282,152)                                                104,107,061
---------------------------------------------------------------------------------------------------------------------------
  175,000,000       Repurchase Agreement with Sanwa Bank, Ltd., dated 12/29/95, 5.90%, principal and interest in the amount of $175,086,042, due 1/2/96,
                    (Collateralized by U.S. Treasury Notes, par value $25,277,000, 7.25%, due 8/15/04, value of $28,799,982, $50,000,000, 5.625%, due 10/31/97, value of $50,861,951, $28,000,000, 6.125%, due 5/31/97, value of
                    $28,494,839, $40,000,000, 7.50%, due 2/15/05, value of $46,484,261
                    and $23,000,000, 6.25%, due 8/31/00, value of $24,285,397)                                  175,000,000
---------------------------------------------------------------------------------------------------------------------------


                  See Notes to Financial Statements on Page 13

                         TREASURY MONEY PORTFOLIO                             10
                         -------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995


PRINCIPAL
AMOUNT              DESCRIPTION                                                                                             VALUE
=================================================================================================================================
$ 200,000,000       Repurchase Agreement with Swiss Bank Corp., dated 12/29/95, 5.90%, principal and interest in the amount of $200,098,333, due 1/2/96,
                    (Collateralized by U.S. Treasury Strips, par value of $92,550,000, 5.68%, due 5/15/05, value of $54,503,273, $118,050,000, 5.67%, due 2/15/05, value of $70,996,008 and $114,100,000, 5.49%, due 8/15/02, value
                    of $79,691,719)                                                                               $  200,000,000
--------------------------------------------------------------------------------------------------------------------------------
  200,000,000       Tri Party Repurchase Agreement withMorgan Stanley Group, Inc., dated 12/29/95,
                    5.85%, principal and interest in the amount of $200,097,500, due 1/2/96,
                    (Collateralized by U.S. Treasury Notes, par value of $177,090,000, 7.50%,
                    due 2/15/05, $205,797,445                                                                        200,000,000
--------------------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (Cost $934,107,061)                                                                   $  934,107,061
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (Cost $1,931,571,982)                                                                 99.51%    $1,931,571,982
--------------------------------------------------------------------------------------------------------------------------------
Other Assets in Excess of Liabilities                                                                    0.49%         9,509,614
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                             100.00%    $1,941,081,596
================================================================================================================================


                  See Notes to Financial Statements on Page 13

                         TREASURY MONEY FUND                                  11
                         -------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Treasury Money Fund (the "Fund") is one of the investment funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on November 1, 1988. Through July 22, 1990, the Fund invested directly in securities. After that date, the Fund began investing substantially all of its investable assets in the Treasury Money Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1995, the Fund's investment was approximately 32% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. Investment Income

The Fund earns interest income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio.

C. Dividends

It is the Fund's policy to declare dividends daily, and to pay these dividends monthly. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date, which is the same as the declaration date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually.

D. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

E. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.55 of 1% of the Fund's average daily net assets. For the year ended December 31, 1995, this fee aggregated $3,438,574.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended December 31, 1995, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.55 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
0.75 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended December 31, 1995, expenses of the Fund have been reduced by $56,179.

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

                         TREASURY MONEY FUND                                  12
                         -------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Shareholders of
BT Investment Funds:

We have audited the accompanying statement of assets and liabilities of the Treasury Money Fund (one of the funds comprising BT Investment Funds) as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Money Fund of BT Investment Funds as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 13, 1996

                         TREASURY MONEY PORTFOLIO                             13
                         -------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The Treasury Money Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York and commenced operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

Investments are valued at amortized cost, which has been determined by the Trustees to represent fair value of the Portfolio's investments.

C. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

D. Investment Income

The Portfolio determines its net investment income on each valuation day and allocates all such income as well as realized gains and losses from security transactions pro rata among the investors in the Portfolio at the time of such determination.

E. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required. The cost of securities in the Portfolio for federal income tax purposes is the same as for financial reporting purposes.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $588,297.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at the annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $1,764,890.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.20 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1995, expenses of the Portfolio have been reduced by $69,965.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

                         TREASURY MONEY PORTFOLIO                            14
                         ------------------------------------------------------


REPORT OF INDEPENDENT ACCOUNTANTS
===============================================================================

To the Trustees and Holders of Beneficial
Interest of the Treasury Money Portfolio:

We have audited the accompanying statement of assets and liabilities of the Treasury Money Portfolio, includ-ing the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Money Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


/s/ COOPERS & LYBRAND L.L.P.


Kansas City, Missouri
February 13, 1996

BT INVESTMENT FUNDS

TAX FREE
MONEY
FUND

ANNUAL REPORT
DECEMBER 31, 1995

                    TAX FREE MONEY FUND                                        1
                    ------------------------------------------------------------

TABLE OF CONTENTS
================================================================================

INTRODUCTION FROM PRESIDENT . . . . . . . . . . . . . . . . . . . . . . . .    2
LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER  . . . . . . . . . . . . . .    2
TAX FREE MONEY FUND . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Statement of Assets and Liabilities  . . . . . . . . . . . . . . . . . .    4
   Statement of Operations  . . . . . . . . . . . . . . . . . . . . . . . .    4
   Statements of Changes in Net Assets  . . . . . . . . . . . . . . . . . .    5
   Financial Highlights   . . . . . . . . . . . . . . . . . . . . . . . . .    6
TAX FREE MONEY PORTFOLIO
   Statement of Assets and Liabilities  . . . . . . . . . . . . . . . . . .    7
   Statement of Operations  . . . . . . . . . . . . . . . . . . . . . . . .    7
   Statements of Changes in Net Assets  . . . . . . . . . . . . . . . . . .    8
   Financial Highlights   . . . . . . . . . . . . . . . . . . . . . . . . .    8
   Schedule of Portfolio Investments  . . . . . . . . . . . . . . . . . . .    9
TAX FREE MONEY FUND
   Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . . .   13
   Report of Independent Accountants  . . . . . . . . . . . . . . . . . . .   14
TAX FREE MONEY PORTFOLIO
   Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . . .   15
   Report of Independent Accountants  . . . . . . . . . . . . . . . . . . .   16

For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the Tax Free Money Fund may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Investment Funds:

BT INVESTMENT FUNDS
INVESTORS FIDUCIARY TRUST COMPANY
127 WEST 10TH STREET
KANSAS CITY, MO 64105
(800) 368-4031

BT INVESTMENT FUNDS
SIGNATURE BROKER-DEALER SERVICES, INC.
6 ST. JAMES AVENUE
BOSTON, MA 02116
(800) 545-1074

You may write to the Tax Free Money Fund at the following address:

BT INVESTMENT FUNDS
6 ST. JAMES AVENUE
BOSTON, MA 02116

                    TAX FREE MONEY FUND                                        2
                    ------------------------------------------------------------

INTRODUCTION FROM PRESIDENT
================================================================================

   February 7, 1996

   Dear Shareholders:

   We are pleased to present your 1995 Annual Report for BT Investment Funds Tax Free Money Fund. This report provides you with an investment overview as well as a financial summary of the Fund's operations for the year ended December 31, 1995. In addition, the report contains a Letter to Shareholders from Investment Adviser detailing the factors that affected the Fund's performance. Also presented in your report is a pie chart displaying diversification of portfolio investments, financial statements, financial highlights and a listing of the portfolio's holdings.

   Looking ahead, we will continue monitoring the economic conditions and how they affect the financial markets.

   We appreciate your ongoing support of the Tax Free Money Fund and are looking forward to serving your investment needs.




   Philip W. Coolidge
   President

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================

   The Tax Free Money Fund tightly tracked its benchmark, the Donoghue Tax Free Money Index, throughout the year ended December 31, 1995.

   In contrast to most of the first six months of 1995 when the yield curve at the short-term end was flat, rates had fallen by the end of the year, as the tax-exempt market rallied along with the Treasury market on the strength of slow growth, contained inflation, and an easier monetary policy. Thus, in the fourth quarter, the Fund took advantage of wide spreads between daily floating rate paper and 1-year notes, emphasizing the very short and long ends of its maturity spectrum.

   Average maturity fluctuated with changes in the yield curve and changes in the Federal Reserve Board's policy. When the Fed raised interest rates last February, we extended the Fund's average maturity from approximately 50 days to approximately 56 days, and then we shortened it to 48 days during the comparatively steady but flat yield curve of the next several months. On July 6, 1995, the Fed cut official interest rates by 0.25%, and by the end of the third quarter, we extended the Fund's average maturity to approximately 66 days, in large part anticipating a second cut in interest rates by the end of the year. In fact, in December, interest rates were cut again. The Fund's significant holdings of the daily floating rate paper tended to reduce average maturity, which stood at 58 days at the end of the year.

   As we begin 1996, we continue to expect strength from the tax-exempt markets. Normally, this would indicate a longer average maturity strategy. However, since daily floating paper remains relatively cheap, we intend to maintain a barbell strategy, i.e. holding more in daily and 1-year securities and less with maturities in between. Looking ahead, this strategy should allow the Fund to benefit from both pricing inefficiencies along the yield curve and a strong climate for fixed income investing.

                    TAX FREE MONEY FUND                                        3
                    ------------------------------------------------------------

================================================================================
OBJECTIVE           Seeks high current income exempt from Federal taxes
                    consistent with liquidity and preservation of capital.
--------------------------------------------------------------------------------
INVESTMENT          Wide range of securities issued by states and their
INSTRUMENTS         political subdivisions, authorities, agencies and
                    instrumentalities providing income free of Federal income
                    taxes.
--------------------------------------------------------------------------------
STATUS AT           Seven day effective yield: 3.78%
DECEMBER 31, 1995   Average maturity: 56 days
                    Net Assets: $119.4 million
--------------------------------------------------------------------------------
DIVERSIFICATION OF PORTFOLIO
INVESTMENTS BY ASSET TYPE
as of December 31, 1995
(percentages are based on market value)

[FIGURE 1]

Variable Rate Demand Notes        66.23%
General Obligation Notes          20.61%
General Obligation Bonds           6.24%
Tax-Exempt Commercial Paper        2.70%
Revenue Notes and Bonds            2.53%
Tax Anticipation Notes             1.69%


================================================================================
ABOUT THE           JERRY SAMET
PORTFOLIO MANAGER   Assistant Treasurer

                    - Seven years of investment experience
                    - Joined Bankers Trust in 1988
                    - B.A.--Queens College of New York

                    TAX FREE MONEY FUND                                        4
                    ------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
===============================================================================================================
December 31, 1995

---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
   Investment in Tax Free Money Portfolio, at Value                                                $119,702,684
---------------------------------------------------------------------------------------------------------------
   Prepaid Expenses and Other                                                                             8,213
---------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                     119,710,897
---------------------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------------------
   Due to Bankers Trust                                                                                  33,897
---------------------------------------------------------------------------------------------------------------
   Dividends Payable                                                                                    259,807
---------------------------------------------------------------------------------------------------------------
   Accrued Expenses and Other                                                                            24,373
---------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                    318,077
---------------------------------------------------------------------------------------------------------------

NET ASSETS (Applicable to 119,433,628 Outstanding Shares of $0.001 Par Value
Per Share, Unlimited Number of Shares of Beneficial Interest Authorized)                           $119,392,820
===============================================================================================================
NET ASSET VALUE, Subscription and Redemption Price Per Share
($119,392,820/119,433,628 Shares)                                                                  $       1.00
===============================================================================================================
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                                 $119,433,628
---------------------------------------------------------------------------------------------------------------
   Accumulated Net Realized Loss from Securities Transactions                                           (40,808)
---------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                      $119,392,820
===============================================================================================================

STATEMENT OF OPERATIONS
===============================================================================================================
For the year ended December 31, 1995

---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
   Income Allocated from Tax Free Money Portfolio, net                                               $4,602,331
---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
   Administration and Services                                                     $661,345
---------------------------------------------------------------------------------------------------------------
   Shareholders Reports                                                              18,680
---------------------------------------------------------------------------------------------------------------
   Registration                                                                      16,107
---------------------------------------------------------------------------------------------------------------
   Professional                                                                       8,901
---------------------------------------------------------------------------------------------------------------
   Trustees                                                                           2,077
---------------------------------------------------------------------------------------------------------------
   Miscellaneous                                                                      1,849
---------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                   708,959
---------------------------------------------------------------------------------------------------------------
   Less: Expenses Absorbed by Bankers Trust                                         (47,614)            661,345
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                 3,940,986
---------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS FROM SECURITIES TRANSACTIONS                                                          (25,044)
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                           $3,915,942
===============================================================================================================

                  See Notes to Financial Statements on Page 13

                    TAX FREE MONEY FUND                                        5
                    ------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================================================
                                                                                    For the             For the
                                                                                 year ended          year ended
                                                                                   December            December
                                                                                   31, 1995            31, 1994
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                      $   3,940,986       $   2,696,576
---------------------------------------------------------------------------------------------------------------
   Net Realized Loss from Securities Transactions                                   (25,044)            (12,896)
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                     3,915,942           2,683,680
---------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                         (3,940,986)         (2,696,576)
---------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Securities Transactions                                    --                  (2,198)
---------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets from Distributions                                 (3,940,986)         (2,698,774)
---------------------------------------------------------------------------------------------------------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
(at Net Asset Value of $1.00 per share)
---------------------------------------------------------------------------------------------------------------
   Net Proceeds from Shares Sold                                                802,388,131         641,985,691
---------------------------------------------------------------------------------------------------------------
   Dividends Reinvested                                                             954,474             662,604
---------------------------------------------------------------------------------------------------------------
   Value of Shares Redeemed                                                    (793,968,165)       (643,875,272)
---------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Transactions in
     Shares of Beneficial Interest                                                9,374,440          (1,226,977)
---------------------------------------------------------------------------------------------------------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        9,349,396          (1,242,071)
===============================================================================================================

NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Beginning of Year                                                            110,043,424         111,285,495
---------------------------------------------------------------------------------------------------------------
   End of Year                                                                 $119,392,820        $110,043,424
===============================================================================================================

                  See Notes to Financial Statements on Page 13

                    TAX FREE MONEY FUND                                        6
                    ------------------------------------------------------------

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years presented for the Tax Free Money Fund.

-------------------------------------------------------------------------------------------------------------
                                                                    For the year ended December 31,
                                                  -----------------------------------------------------------
                                                        1995        1994        1993         1992        1991
-------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

Net Asset Value, Beginning of Year                     $1.00       $1.00       $1.00        $1.00       $1.00
                                                       -----       -----       -----        -----       -----
Income from Investment Operations
  Net Investment Income                                 0.03        0.02        0.02         0.03        0.04
  Net Realized Gain (Loss) from Securities
    Transactions                                       (0.00)+     (0.00)+      0.00+       (0.00)+     (0.00)+
                                                       -----       -----       -----        -----       -----
  Total from Investment Operations                      0.03        0.02        0.02         0.03        0.04
                                                       -----       -----       -----        -----       -----
Distributions From
  Net Investment Income                                (0.03)      (0.02)      (0.02)       (0.03)      (0.04)
  Net Realized Gain from Securities
    Transactions                                         --        (0.00)+       --           --          --
                                                       -----       -----       -----        -----       -----
  Total Distributions                                  (0.03)      (0.02)      (0.02)       (0.03)      (0.04)
                                                       -----       -----       -----        -----       -----
Net Asset Value, End of Year                           $1.00       $1.00       $1.00        $1.00       $1.00
                                                       =====       =====       =====        =====       =====

  TOTAL INVESTMENT RETURN                              3.34%       2.27%       1.97%        2.69%       4.29%

RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to
  Average Net Assets                                   3.28%       2.21%       1.95%        2.66%       4.20%
Ratio of Expenses to Average Net Assets,
  Including Expenses of the Tax Free
  Money Portfolio                                      0.75%       0.75%       0.75%        0.75%       0.75%
Decrease Reflected in Above Expense Ratio
  Due to Absorption of Expenses by
  Bankers Trust                                        0.07%       0.08%       0.05%        0.05%       0.03%

Net Assets, End of Year (000's omitted)             $119,393    $110,043    $111,285     $151,473    $143,559

+ Less than $0.01 per share.

                  See Notes to Financial Statements on Page 13

                    TAX FREE MONEY PORTFOLIO                                   7
                    ------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
===============================================================================================================
December 31, 1995

---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
   Investments, at Value                                                                           $118,664,248
---------------------------------------------------------------------------------------------------------------
   Cash                                                                                                  55,321
---------------------------------------------------------------------------------------------------------------
   Interest Receivable                                                                                1,012,415
---------------------------------------------------------------------------------------------------------------
   Prepaid Expenses and Other                                                                               789
---------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                     119,732,773
---------------------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------------------
   Due to Bankers Trust                                                                                   5,899
---------------------------------------------------------------------------------------------------------------
   Accrued Expenses and Other                                                                            24,075
---------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                     29,974
---------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                         $119,702,799
===============================================================================================================

COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                                 $119,702,799
---------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                      $119,702,799
===============================================================================================================

STATEMENT OF OPERATIONS
===============================================================================================================
For the year ended December 31, 1995

---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
   Interest                                                                                          $4,843,488
---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
   Advisory                                                                        $180,724
---------------------------------------------------------------------------------------------------------------
   Administration and Services                                                       60,241
---------------------------------------------------------------------------------------------------------------
   Professional                                                                      25,996
---------------------------------------------------------------------------------------------------------------
   Trustees                                                                           1,918
---------------------------------------------------------------------------------------------------------------
   Miscellaneous                                                                      3,627
---------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                   272,506
---------------------------------------------------------------------------------------------------------------
   Less: Expenses Absorbed by Bankers Trust                                         (31,541)            240,965
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                 4,602,523
---------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS FROM SECURITIES TRANSACTIONS                                                          (25,049)
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                           $4,577,474
===============================================================================================================

                  See Notes to Financial Statements on Page 15

                    TAX FREE MONEY PORTFOLIO                                   8
                    ------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================================================
                                                                                    For the             For the
                                                                                 year ended          year ended
                                                                                   December            December
                                                                                   31, 1995            31, 1994
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                      $   4,602,523       $   3,366,308
---------------------------------------------------------------------------------------------------------------
   Net Realized Loss from Securities Transactions                                   (25,049)            (12,897)
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                     4,577,474           3,353,411
---------------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
   Proceeds from Capital Invested                                               802,388,131         642,000,791
---------------------------------------------------------------------------------------------------------------
   Value of Capital Withdrawn                                                  (797,670,460)       (646,550,579)
---------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Transactions                4,717,671          (4,549,788)
---------------------------------------------------------------------------------------------------------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        9,295,145          (1,196,377)
===============================================================================================================

NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Beginning of Year                                                            110,407,654         111,604,031
---------------------------------------------------------------------------------------------------------------
   End of Year                                                                $ 119,702,799       $ 110,407,654
===============================================================================================================

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the periods presented for the Tax Free Money Portfolio.

--------------------------------------------------------------------------------------------------------------------
                                                                                                      For the period
                                                                                                   February 19, 1991
                                                             For the year ended December 31,           (Commencement
                                                       -----------------------------------------   of Operations) to
                                                       1995        1994        1993         1992   December 31, 1991
--------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income
  to Average Net Assets                                3.82%       2.76%       2.50%        3.18%              4.59%*

Ratio of Expenses to Average Net Assets                0.20%       0.20%       0.20%        0.22%              0.25%*

Decrease Reflected in Above Ratio of
  Expenses to Average Net Assets Due to
  Absorption of Expenses by Bankers Trust              0.03%       0.03%       0.02%        0.02%              0.02%*

Net Assets, End of Period (000's omitted)           $119,703    $110,408    $111,604     $157,634           $143,942

* Annualized

                  See Notes to Financial Statements on Page 15

                    TAX FREE MONEY PORTFOLIO                                   9
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

RATING (c)
-------------------       PRINCIPAL
S&P / MOODY / FITCH        AMOUNT       DESCRIPTION (b)                                                                  VALUE
==============================================================================================================================
                                        ARIZONA - 3.43%
------------------------------------------------------------------------------------------------------------------------------
A1+                      $2,000,000     Chandler, Arizona, I.D.A., (LOC: National Westminster),
                                        Variable Rate Monthly Demand Note, 4.25%, 12/15/09 (a)                      $2,000,000
------------------------------------------------------------------------------------------------------------------------------
A1+    P1                 2,100,000     Pinal County, Arizona, I.D.A., P.C.R., (LOC: National Westminster),
                                        Variable Rate Daily Demand Note, 5.95%, 12/1/09 (a)                          2,100,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     4,100,000
==============================================================================================================================
                                        CALIFORNIA - 6.26%
------------------------------------------------------------------------------------------------------------------------------
SP1    MIG1      F1+      4,840,000     California State Warrants, RAWS, 5.75%, 4/25/96                              4,868,573
------------------------------------------------------------------------------------------------------------------------------
AAA    Aaa       AAA      1,415,000     California State Warrants, RAWS, (FGIC Insured), 5.75%, 4/25/96              1,423,475
------------------------------------------------------------------------------------------------------------------------------
SP1    MIG1      F1+      1,200,000     Los Angeles County TRANS, (LOC: Bank of America, Credit
                                        Suisse, Morgan Guaranty, Swiss Bank, Union Bank of Switzerland,
                                        West Deutsche Bank), 4.50%, 7/1/96                                           1,204,020
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     7,496,068
==============================================================================================================================
                                        COLORADO - 0.85%
------------------------------------------------------------------------------------------------------------------------------
AAA    Aaa                1,010,000     Moffat County, Colorado, P.C.R., Tri-State Generation Project,
                                        (AMBAC Insured), 4.125%, 11/1/96                                             1,014,266
==============================================================================================================================
                                        CONNECTICUT - 2.51%
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG1     F1+      3,000,000     Connecticut Unemployment Compensation Revenue Bonds,
                                        (FGIC Insured) 3.90%, 11/15/01, Mandatory Put 7/1/96                         3,000,000
==============================================================================================================================
                                        FLORIDA - 8.22%
------------------------------------------------------------------------------------------------------------------------------
A1+                         200,000     Dade County, Florida, Housing Finance Authority, Bermuda Villas,
                                        Series K, (LOC: John Hancock Insurance), Variable Rate Weekly
                                        Demand Note, 5.40%, 2/1/05 (a)                                                 200,000
------------------------------------------------------------------------------------------------------------------------------
A1+                       1,200,000     Dade County, Florida, Housing Finance Authority, Cutler Club
                                        Apartments, Series J, (LOC: John Hancock Insurance), Variable
                                        Rate Weekly Demand Note, 5.40%, 2/1/05 (a)                                   1,200,000
------------------------------------------------------------------------------------------------------------------------------
A1+                       3,000,000     Dade County, Florida, Housing Finance Authority, Nob Hill
                                        Project, Series 1, (LOC: John Hancock Insurance), Variable
                                        Rate Weekly Demand Note, 5.40%, 8/1/05 (a)                                   3,000,000
------------------------------------------------------------------------------------------------------------------------------
A1                          300,000     Florida Housing Finance Agency, (LOC: Wells Fargo),
                                        Variable Rate Monthly Demand Note, 3.85%, 4/1/07 (a)                           300,000
------------------------------------------------------------------------------------------------------------------------------
AAA    Aaa                1,100,000     Florida Housing Finance Agency, Lakes of Northdale, (MBIA
                                        Insured), Variable Rate Monthly Demand Note, 3.75%, 6/1/07 (a)               1,100,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG1              3,000,000     Florida Housing Finance Agency, River Oaks, (LOC: Citibank),
                                        Variable Rate Weekly Demand Note, 5.05%, 12/1/07 (a)                         3,000,000
------------------------------------------------------------------------------------------------------------------------------
AAA    Aaa                1,000,000     Florida State Sunshine Skyway Revenue, G.O., 7.30%, 6/1/05,
                                        Prerefunded 6/1/96 @ 102                                                     1,034,141
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     9,834,141
==============================================================================================================================
                                        HAWAII - 3.85%
------------------------------------------------------------------------------------------------------------------------------
AA     Aaa                1,500,000     Hawaii State, G.O., Series BJ, 6.75%, 12/1/97,
                                        Prerefunded 12/1/96 @ 101.50                                                 1,561,744
------------------------------------------------------------------------------------------------------------------------------
AA     Aaa                1,000,000     Honolulu, Hawaii City and County, G.O., 6.90%, 10/1/96                       1,025,171
------------------------------------------------------------------------------------------------------------------------------
AA     Aaa                2,000,000     Honolulu, Hawaii City and County, G.O., Series A, 5.80%, 8/1/96              2,023,463
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     4,610,378
==============================================================================================================================

                  See Notes to Financial Statements on Page 15

                    TAX FREE MONEY PORTFOLIO                                  10
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

RATING (c)
-------------------       PRINCIPAL
S&P / MOODY / FITCH        AMOUNT       DESCRIPTION (b)                                                                  VALUE
==============================================================================================================================
                                        ILLINOIS - 2.00%
------------------------------------------------------------------------------------------------------------------------------
A1+                      $1,300,000     Burbank, Illinois, I.D.R., (LOC: Canadian Imperial Bank),
                                        Variable Rate Monthly Demand Note, 4.00%, 9/15/24 (a)                       $1,300,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG1              1,100,000     Chicago, Illinois, G.O., Tender Notes, (LOC: Morgan Guaranty),
                                        3.75%, 10/31/96, Mandatory Put 5/1/96                                        1,100,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     2,400,000
==============================================================================================================================
                                        IOWA - 5.93%
------------------------------------------------------------------------------------------------------------------------------
A1+                       2,700,000     Des Moines, Iowa, C.D.A., East Grand Office Park Project,
                                        (Guaranteed by Principal Financial Group), Variable Rate Monthly
                                        Demand Note, 4.00%, 4/1/15 (a)                                               2,700,000
------------------------------------------------------------------------------------------------------------------------------
       VMIG1              1,500,000     Osceola, Iowa, Babson Brothers Company Project, (LOC: Bank of
                                        New York), Variable Rate Weekly Demand Note, 5.35%, 12/1/96 (a)              1,500,000
------------------------------------------------------------------------------------------------------------------------------
A1+                       2,895,000     Urbandale, Iowa, Meredith Drive Associates, (Guaranteed by
                                        Principal Financial Group), Variable Rate Monthly Demand Note,
                                        4.00%, 11/1/15 (a)                                                           2,895,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     7,095,000
==============================================================================================================================
                                        KANSAS - 2.26%
------------------------------------------------------------------------------------------------------------------------------
A1+                       1,400,000     Fairway, Kansas, I.D.R., J.C. Nichols Project, (Guaranteed by
                                        Principal Mutual Insurance), Variable Rate Monthly Demand
                                        Note, 4.00%, 11/1/14 (a)                                                     1,400,000
------------------------------------------------------------------------------------------------------------------------------
A1+                       1,300,000     Prairie Village, Kansas, Multi-Family Revenue, J.C. Nichols Project,
                                        (Guaranteed by Bankers Life), Variable Rate Monthly Demand
                                        Note, 4.00%, 12/1/15 (a)                                                     1,300,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     2,700,000
==============================================================================================================================
                                        LOUISIANA - 0.84%
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG1              1,000,000     Jefferson Parish, Louisiana Hospital Revenue, West Jefferson
                                        Medical Center, (LOC: Citibank), Variable Rate Weekly Demand
                                        Note, 5.40%, 1/1/26 (a)                                                      1,000,000
==============================================================================================================================
                                        MARYLAND - 1.00%
------------------------------------------------------------------------------------------------------------------------------
SP1    P1                 1,200,000     Montgomery County, Tax-Exempt Commercial Paper, (LOC:
                                        Union Bank of Switzerland), 3.70%, 1/9/96                                    1,200,000
==============================================================================================================================
                                        MISSOURI - 2.92%
------------------------------------------------------------------------------------------------------------------------------
A1+                       2,200,000     Kansas City, Missouri, I.D.A., Coach House Project, Variable
                                        Rate Monthly Demand Note, 4.00%, 12/1/15 (a)                                 2,200,000
------------------------------------------------------------------------------------------------------------------------------
A1+                       1,300,000     St. Louis, Missouri, I.D.A., Cedar Run Apartments Project, (LOC:
                                        John Hancock Insurance), Variable Rate Weekly Demand Note,
                                        5.40%, 2/1/07 (a)                                                            1,300,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     3,500,000
==============================================================================================================================
                                        NEW HAMPSHIRE - 0.25%
------------------------------------------------------------------------------------------------------------------------------
A1+                         300,000     New Hampshire State, I.D.A., (LOC: Union Bank of Switzerland),
                                        Variable Rate Monthly Demand Note, 3.75%, 7/1/13 (a)                           300,000
==============================================================================================================================

                  See Notes to Financial Statements on Page 15

                    TAX FREE MONEY PORTFOLIO                                  11
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

RATING (c)
-------------------       PRINCIPAL
S&P / MOODY / FITCH        AMOUNT       DESCRIPTION (b)                                                                  VALUE
==============================================================================================================================
                                        NEW YORK - 36.19%
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG1             $2,700,000     New York City, New York, G.O., (LOC: Chemical Bank),
                                        Variable Rate Daily Demand Note, 4.75%, 8/1/21 (a)                          $2,700,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG1                500,000     New York City, New York, G.O., (LOC: Chemical Bank),
                                        Variable Rate Daily Demand Note, 5.95%, 8/1/22 (a)                             500,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG1                400,000     New York City, New York, G.O., (LOC: Chemical Bank),
                                        Variable Rate Daily Demand Note, 5.95%, 8/1/23 (a)                             400,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG1              1,800,000     New York City, New York, G.O., (LOC: Dai-Ichi Kangyo),
                                        Variable Rate Daily Demand Note, 5.05%, 8/15/18 (a)                          1,800,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG1     A-       2,600,000     New York City, New York, G.O., (LOC: Dai-Ichi Kangyo),
                                        Variable Rate Daily Demand Note, 5.05%, 8/15/19 (a)                          2,600,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG1     A-       1,200,000     New York City, New York, G.O., (LOC: Dai-Ichi Kangyo),
                                        Variable Rate Daily Demand Note, 5.05%, 8/15/20 (a)                          1,200,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG1                800,000     New York City, New York, G.O., (LOC: Kredietbank),
                                        Variable Rate Daily Demand Note, 5.90%, 8/1/15 (a)                             800,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG1              1,850,000     New York City, New York, G.O., (LOC: Kredietbank),
                                        Variable Rate Daily Demand Note, 5.90%, 8/1/16 (a)                           1,850,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG1              3,200,000     New York City, New York, G.O., (LOC: Sanwa Bank),
                                        Variable Rate Daily Demand Note, 5.05%, 8/15/17 (a)                          3,200,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG1              2,800,000     New York City, New York, G.O., (LOC: Sanwa Bank,)
                                        Variable Rate Daily Demand Note, 5.05%, 8/15/18 (a)                          2,800,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG1              6,565,000     New York City, New York, G.O., (LOC: Sumitomo Bank),
                                        Variable Rate Daily Demand Note, 6.10%, 8/1/16 (a)                           6,565,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG1              4,200,000     New York City, New York, G.O., (LOC: Sumitomo Bank),
                                        Variable Rate Daily Demand Note, 6.10%, 8/1/17 (a)                           4,200,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG1              1,800,000     New York City, New York, G.O., (LOC: Union Bank of Switzerland),
                                        Variable Rate Daily Demand Note, 5.00%, 8/15/21 (a)                          1,800,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG1              4,400,000     New York City, New York, G.O., (MBIA Insured), Variable
                                        Rate Daily Demand Note, 5.90%, 8/15/23 (a)                                   4,400,000
------------------------------------------------------------------------------------------------------------------------------
SP1+   MIG1      F1+      3,000,000     New York City, New York, RANS, Series A, 4.50%, 4/11/96                      3,006,048
------------------------------------------------------------------------------------------------------------------------------
SP1+   MIG1      F1+      2,000,000     New York City, New York, TANS, Series A, 4.50%, 2/15/96                      2,001,919
------------------------------------------------------------------------------------------------------------------------------
       VMIG1              2,500,000     New York State Dormitory Authority Revenue Bonds, (LOC:
                                        Banque Paribas), Variable Rate Daily Demand Note, 5.85%, 7/1/23 (a)          2,500,000
------------------------------------------------------------------------------------------------------------------------------
A1+                       1,000,000     New York State Energy Research and Development Authority,
                                        Niagara Mohawk Power, Series A, (LOC: Toronto Dominion),
                                        5.50%, 7/1/15 (a)                                                            1,000,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    43,322,967
==============================================================================================================================
                                        NORTH CAROLINA - 1.67%
------------------------------------------------------------------------------------------------------------------------------
A1     P1                 2,000,000     North Carolina Eastern Municipal Power, Tax Exempt Commercial
                                        Paper, (LOC: Morgan Guaranty), 3.70%, 1/11/96                                2,000,000
==============================================================================================================================
                                        OHIO - 2.42%
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG1              2,900,000     Ohio State Air Quality Development Authority, (LOC: J.P. Morgan),
                                        Variable Rate Daily Demand Note, 5.50%, 12/1/15 (a)                          2,900,000
==============================================================================================================================

                  See Notes to Financial Statements on Page 15

                    TAX FREE MONEY PORTFOLIO                                  12
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

RATING (c)
-------------------       PRINCIPAL
S&P / MOODY / FITCH        AMOUNT       DESCRIPTION (b)                                                                  VALUE
==============================================================================================================================
                                        PENNSYLVANIA - 0.58%
------------------------------------------------------------------------------------------------------------------------------
A1+                     $   700,000     Lehigh County, Pennsylvania, I.D.R., Allegheny Electric, (LOC:
                                        Rabobank Nederland), Variable Rate Monthly Demand Note,
                                        3.75%, 6/1/14 (a)                                                           $  700,000
==============================================================================================================================
                                        RHODE ISLAND - 4.28%
------------------------------------------------------------------------------------------------------------------------------
AAA    Aaa                3,000,000     Rhode Island Depositors Economic Protection, Series A,
                                        (MBIA Insured), 7.25%, 8/1/21, Prefunded 8/1/96 @ 102                        3,121,282
------------------------------------------------------------------------------------------------------------------------------
SP1+   MIG1      F1+      2,000,000     Rhode Island State, TANS, (LOC: Union Bank of Switzerland),
                                        4.50%, 6/28/96                                                               2,008,272
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     5,129,554
==============================================================================================================================
                                        TEXAS - 8.88%
------------------------------------------------------------------------------------------------------------------------------
       VMIG1                750,000     Harris County, Texas, Health Facility Development-Tirr Project,
                                        (LOC: Texas Commerce Bank), Variable Rate Daily Demand Note,
                                        5.95%, 10/1/17 (a)                                                             750,000
------------------------------------------------------------------------------------------------------------------------------
AA-    Aa                 1,400,000     Houston, Texas, G.O., 5.50%, 3/1/96                                          1,401,664
------------------------------------------------------------------------------------------------------------------------------
       Aaa                2,000,000     Houston, Texas, G.O., 8.00%, 3/1/22, Prerefunded 3/1/96 @ 102                2,053,596
------------------------------------------------------------------------------------------------------------------------------
       VMIG1              1,400,000     Texas Small Business, I.D.R., Texas Public Facilities, (LOC:
                                        Credit Suisse), Variable Rate Weekly Demand Note, 5.20%, 7/1/26 (a)          1,400,000
------------------------------------------------------------------------------------------------------------------------------
SP1+   MIG1      F1+      5,000,000     Texas State, TRANS, 4.75%, 8/30/96                                           5,021,614
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    10,626,874
==============================================================================================================================
                                        VERMONT - 3.96%
------------------------------------------------------------------------------------------------------------------------------
A1+                       4,735,000     Vermont I.D.A., Central Vermont Public Service, (LOC:
                                        Toronto Dominion), Variable Rate Monthly Demand Note,
                                        4.25%, 12/1/13 (a)                                                           4,735,000
==============================================================================================================================
                                        WASHINGTON - 0.83%
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG1              1,000,000     Chelan County, Washington, Public Utility District 1, (LOC:
                                        Credit Suisse), Variable Rate Weekly Demand Note, 5.05%, 6/1/15 (a)          1,000,000
==============================================================================================================================
TOTAL INVESTMENTS
(Amortized Cost $118,664,248)                                                                     99.13%          $118,664,248
------------------------------------------------------------------------------------------------------------------------------
Other Assets in Excess of Liabilities                                                              0.87%             1,038,551
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                       100.00%          $119,702,799
==============================================================================================================================

(a) Securities payable on demand, secured by bank Letters of Credit or other bank credit agreements. This interest rate, which will change periodically, is based on bank prime rates or an index of market interest rates.

(b) The following abbreviations are used in portfolio descriptions:
    AMBAC -- American Municipal Bond Assurance Corporation
    C.D.A. -- Community Development Authority
    FGIC -- Financial Guaranty Insurance Corporation
    G.O. -- General Obligation
    I.D.A. -- Industrial Development Authority
    I.D.R. -- Industrial Development Revenue
    LOC -- Secured by a Letter of Credit
    MBIA -- Municipal Bond Investors Assurance Corporation
    P.C.R. -- Pollution Control Revenue
    RANS -- Revenue Anticipation Notes
    RAWS -- Revenue Anticipation Warrants
    TANS -- Tax Anticipation Notes
    TRANS -- Tax Revenue Anticipation Notes

(c) Ratings were not audited by Coopers & Lybrand L.L.P.

                  See Notes to Financial Statements on Page 15

                    TAX FREE MONEY FUND                                       13
                    ------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Tax Free Money Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on June 10, 1987. Through February 18, 1991, the Fund invested directly in securities. After that date, the Fund began investing all of its investable assets in the Tax Free Money Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1995, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. Investment Income

The Fund earns interest income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio.

C. Dividends

It is the Fund's policy to declare dividends daily and to pay these dividends monthly. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date, which is the same as the declaration date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

D. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

E. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.55 of 1% of the Fund's average daily net assets. For the year ended December 31, 1995, this fee aggregated $661,345.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended December 31, 1995, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.55 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
0.75 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended December 31, 1995, expenses of the Fund have been reduced by $47,614.

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3 - CAPITAL LOSS CARRYFORWARD

At December 31, 1995, accumulated net realized capital loss carryforwards available as a reduction against future net realized capital gains aggregated $37,940 of which $12,896 and $25,044 will expire in 2002 and 2003, respectively.

                    TAX FREE MONEY FUND                                       14
                    ------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Shareholders of
BT Investment Funds:

We have audited the accompanying statement of assets and liabilities of the Tax Free Money Fund (one of the funds comprising BT Investment Funds) as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tax Free Money Fund of BT Investment Funds as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 7, 1996

                    TAX FREE MONEY PORTFOLIO                                  15
                    ------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The Tax Free Money Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York and commenced operations on February 19, 1991. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

Investments are valued at amortized cost, which has been determined by the Trustees to represent fair value of the Portfolio's investments.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. Investment Income

The Portfolio determines its net investment income on each valuation day and allocates all such income as well as any realized gains and losses from security transactions pro rata among the investors in the Portfolio at the time of such determination.

E. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $60,241.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at the annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $180,724.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.20 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1995, expenses of the Portfolio have been reduced by $31,541.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

                    TAX FREE MONEY PORTFOLIO                                  16
                    ------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial
Interest of the Tax Free Money Portfolio:

We have audited the accompanying statement of assets and liabilities of the Tax Free Money Portfolio, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period February 19, 1991 (commencement of operations) to December 31, 1991. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tax Free Money Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 7, 1996

BT INVESTMENT FUNDS

NY TAX FREE
MONEY
FUND

ANNUAL REPORT
DECEMBER 31, 1995

                    NY TAX FREE MONEY FUND                                     1
                    ------------------------------------------------------------

TABLE OF CONTENTS
================================================================================

INTRODUCTION FROM PRESIDENT . . . . . . . . . . . . . . . . . . . . . . . .    2
LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER  . . . . . . . . . . . . . .    2
NY TAX FREE MONEY FUND
   Statement of Assets and Liabilities  . . . . . . . . . . . . . . . . . .    4
   Statement of Operations  . . . . . . . . . . . . . . . . . . . . . . . .    4
   Statements of Changes in Net Assets  . . . . . . . . . . . . . . . . . .    5
   Financial Highlights   . . . . . . . . . . . . . . . . . . . . . . . . .    6
NY TAX FREE MONEY PORTFOLIO
   Statement of Assets and Liabilities  . . . . . . . . . . . . . . . . . .    7
   Statement of Operations  . . . . . . . . . . . . . . . . . . . . . . . .    7
   Statements of Changes in Net Assets  . . . . . . . . . . . . . . . . . .    8
   Financial Highlights   . . . . . . . . . . . . . . . . . . . . . . . . .    8
   Schedule of Portfolio Investments  . . . . . . . . . . . . . . . . . . .    9
NY TAX FREE MONEY FUND
   Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . . .   12
   Report of Independent Accountants  . . . . . . . . . . . . . . . . . . .   13
NY TAX FREE MONEY PORTFOLIO
   Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . . .   14
   Report of Independent Accountants  . . . . . . . . . . . . . . . . . . .   15

For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the NY Tax Free Money Fund may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Investment Funds:

BT INVESTMENT FUNDS
INVESTORS FIDUCIARY TRUST COMPANY
127 WEST 10TH STREET
KANSAS CITY, MO 64105
(800) 368-4031

BT INVESTMENT FUNDS
SIGNATURE BROKER-DEALER SERVICES, INC.
6 ST. JAMES AVENUE
BOSTON, MA 02116
(800) 545-1074

You may write to the NY Tax Free Money Fund at the following address:

BT INVESTMENT FUNDS
6 ST. JAMES AVENUE
BOSTON, MA 02116

                    NY TAX FREE MONEY FUND                                     2
                    ------------------------------------------------------------

INTRODUCTION FROM PRESIDENT
================================================================================

   February 7, 1996

   Dear Shareholders:

   We are pleased to present your 1995 Annual Report for BT Investment Funds NY Tax Free Money Fund. This report provides you with an investment overview as well as a financial summary of the Fund's operations for the year ended December 31, 1995. In addition, the report contains a Letter to Shareholders from Investment Adviser detailing the factors that affected the Fund's performance. Also presented in your report is a pie chart displaying diversification of Portfolio investments, financial statements, financial highlights and a listing of the Portfolio's holdings.

   Looking ahead, we will continue monitoring the economic conditions and how they affect the financial markets.

   We appreciate your ongoing support of the NY Tax Free Money Fund and are looking forward to serving your investment needs.




   Philip W. Coolidge
   President


LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================

   The NY Tax Free Money Fund closely tracked its benchmark, the Donoghue NY Tax Free Money Index, throughout the year ended December 31, 1995.

   In contrast to most of the first six months of 1995 when the yield curve at the short-term end was flat due to a drastically reduced supply of New York tax-exempt short-term securities, rates had fallen by the end of the year, as the tax-exempt market rallied along with the Treasury market on the strength of slow growth, contained inflation, and an easier monetary policy. Thus, in the fourth quarter, the Fund took advantage of wide spreads between daily floating rate paper and 1-year notes, emphasizing the very short and long ends of its maturity spectrum.

   Average maturity fluctuated with changes in the yield curve and changes in the Federal Reserve Board's policy. Early in the year, the Fund remained relatively neutral, beginning the period with an average maturity of 60 days, moving to 57 days during the first quarter, and then moving back to 60 days at the end of the second quarter. On July 6, 1995, the Fed cut official interest rates by 0.25%, and by the end of the third quarter, the Fund's average maturity was extended to approximately 65 days, in large part anticipating a second cut in interest rates by the end of the year. In fact, in December, interest rates were cut again. The Fund's significant holdings of the daily floating rate paper tended to reduce average maturity, which stood at 48 days at the end of the year.

   As we begin 1996, we continue to expect strength from the tax-exempt markets. Normally, this would indicate a longer average maturity strategy. However, since daily floating paper remains relatively cheap, we intend to maintain a barbell strategy, i.e. holding more in daily and 1-year securities and less with maturities in between. Looking ahead, this strategy should allow the Fund to benefit from both pricing inefficiencies along the yield curve and a strong climate for fixed income investing.

                    NY TAX FREE MONEY FUND                                     3
                    ------------------------------------------------------------


================================================================================
OBJECTIVE                Seeks high current income exempt from Federal, New
                         York State and New York City taxes consistent with
                         liquidity and preservation of capital.
--------------------------------------------------------------------------------
INVESTMENT               Wide range of securities primarily issued by New York
INSTRUMENTS              State and its authorities, agencies, instrumentalities
                         and political subdivisions providing income free of
                         Federal, New York State and New York City income taxes.
--------------------------------------------------------------------------------
STATUS AT                Seven day effective yield: 3.65%
DECEMBER 31, 1995        Average maturity: 54 days
                         Net Assets: $70.8 million
--------------------------------------------------------------------------------
DIVERSIFICATION OF PORTFOLIO
INVESTMENTS BY ASSET TYPE
as of December 31, 1995
(percentages are based on market value)

Variable Rate Demand Notes             55.89%
General Obligation Notes               22.25%
General Obligation Bonds                9.35%
Revenue Bonds                           7.53%
Tax Exempt Commercial Paper             4.98%

[FIGURE 1]


================================================================================
ABOUT THE           JERRY SAMET
PORTFOLIO MANAGER   Assistant Treasurer

                    - Seven years of investment experience
                    - Joined Bankers Trust in 1988
                    - B.A.--Queens College of New York

                    NY TAX FREE MONEY FUND                                     4
                    ------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
=====================================================================================================
December 31, 1995

-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------
   Investment in NY Tax Free Money Portfolio, at Value                                    $70,932,721
-----------------------------------------------------------------------------------------------------
   Prepaid Expenses and Other                                                                     871
-----------------------------------------------------------------------------------------------------
   Total Assets                                                                            70,933,592
-----------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------
   Due to Bankers Trust                                                                         8,432
-----------------------------------------------------------------------------------------------------
   Dividends Payable                                                                          137,055
-----------------------------------------------------------------------------------------------------
   Accrued Expenses and Other                                                                  23,495
-----------------------------------------------------------------------------------------------------
   Total Liabilities                                                                          168,982
-----------------------------------------------------------------------------------------------------

NET ASSETS (Applicable to 70,793,156 Outstanding Shares of $0.001 Par Value
Per Share, Unlimited Number of Shares of Beneficial Interest Authorized)                  $70,764,610
=====================================================================================================
NET ASSET VALUE, Subscription and Redemption Price Per Share
($70,764,610/70,793,156 Shares)                                                           $      1.00
=====================================================================================================

COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                        $70,793,156
-----------------------------------------------------------------------------------------------------
   Accumulated Net Realized Loss from Securities Transactions                                 (28,546)
-----------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                             $70,764,610
=====================================================================================================

STATEMENT OF OPERATIONS
=====================================================================================================
For the year ended December 31, 1995

-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------
   Income Allocated from NY Tax Free Money Portfolio, net                                  $3,021,618
-----------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------
   Administration and Services                                               $458,735
-----------------------------------------------------------------------------------------------------
   Shareholders Reports                                                        15,364
-----------------------------------------------------------------------------------------------------
   Professional                                                                 8,776
-----------------------------------------------------------------------------------------------------
   Trustees                                                                     2,077
-----------------------------------------------------------------------------------------------------
   Registration                                                                 1,354
-----------------------------------------------------------------------------------------------------
   Miscellaneous                                                                1,947
-----------------------------------------------------------------------------------------------------
   Total Expenses                                                             488,253
-----------------------------------------------------------------------------------------------------
   Less: Expenses Absorbed by Bankers Trust                                   (29,518)        458,735
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                       2,562,883
-----------------------------------------------------------------------------------------------------
NET REALIZED LOSS FROM SECURITIES TRANSACTIONS                                                 (1,746)
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                 $2,561,137
=====================================================================================================

              See Notes to Financial Statements on Pages 12 and 13

                    NY TAX FREE MONEY FUND                                     5
                    ------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================
                                                                         For the              For the
                                                                      year ended           year ended
                                                                        December             December
                                                                        31, 1995             31, 1994
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
-----------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------
   Net Investment Income                                           $   2,562,883        $   1,923,406
-----------------------------------------------------------------------------------------------------
   Net Realized Loss from Securities Transactions                         (1,746)              (2,075)
-----------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                          2,561,137            1,921,331
-----------------------------------------------------------------------------------------------------

DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------
   Net Investment Income                                              (2,562,883)          (1,923,406)
-----------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets from Distributions                      (2,562,883)          (1,923,406)
-----------------------------------------------------------------------------------------------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
(at Net Asset Value of $1.00 per share)
-----------------------------------------------------------------------------------------------------
   Net Proceeds from Shares Sold                                     474,692,146          563,055,553
-----------------------------------------------------------------------------------------------------
   Dividends Reinvested                                                  784,053              444,797
-----------------------------------------------------------------------------------------------------
   Value of Shares Redeemed                                         (483,810,589)        (588,335,386)
-----------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets from Transactions in
      Shares of Beneficial Interest                                   (8,334,390)         (24,835,036)
-----------------------------------------------------------------------------------------------------

   TOTAL DECREASE IN NET ASSETS                                       (8,336,136)         (24,837,111)
=====================================================================================================
NET ASSETS
-----------------------------------------------------------------------------------------------------
   Beginning of Year                                                  79,100,746          103,937,857
-----------------------------------------------------------------------------------------------------
   End of Year                                                     $  70,764,610        $  79,100,746
=====================================================================================================

              See Notes to Financial Statements on Pages 12 and 13

                    NY TAX FREE MONEY FUND                                     6
                    ------------------------------------------------------------

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years presented for the NY Tax Free Money Fund.

--------------------------------------------------------------------------------------------------------

                                                               For the year ended December 31,
                                                       -------------------------------------------------
                                                       1995        1994       1993        1992      1991
--------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

Net Asset Value, Beginning of Year                     $1.00      $1.00      $1.00       $1.00     $1.00
                                                       -----      -----      -----       -----     -----
Income from Investment Operations
   Net Investment Income                                0.03       0.02       0.02        0.02      0.04
   Net Realized Loss from Securities Transactions      (0.00)+    (0.00)+    (0.00)+     (0.00)+   (0.00)+
                                                       -----      -----      -----       -----     -----
Total from Investment Operations                        0.03       0.02       0.02        0.02      0.04

Distributions from
   Net Investment Income                               (0.03)     (0.02)     (0.02)      (0.02)    (0.04)
                                                       -----      -----      -----       -----     -----
Net Asset Value, End of Year                           $1.00      $1.00      $1.00       $1.00     $1.00
                                                       =====      =====      =====       =====     =====

TOTAL INVESTMENT RETURN                                3.12%      2.11%      1.68%       2.38%     4.07%

RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income
   to Average Net Assets                               3.07%      2.05%      1.66%       2.38%     4.00%
Ratio of Expenses to Average Net Assets,
   Including Expenses of the NY Tax Free
   Money Portfolio                                     0.75%      0.75%      0.75%       0.75%     0.75%
Decrease Reflected in Above Expense Ratio
   Due to Absorption of Expenses
   by Bankers Trust                                    0.07%      0.08%      0.06%       0.05%     0.03%

Net Assets, End of Year (000's omitted)              $70,765    $79,101   $103,938    $101,196   $98,905

+  Less the $0.01 per share.

              See Notes to Financial Statements on Pages 12 and 13

                    NY TAX FREE MONEY PORTFOLIO                                7
                    ------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
=====================================================================================================
December 31, 1995

-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------
   Investments, at Value                                                                  $70,326,852
-----------------------------------------------------------------------------------------------------
   Interest Receivable                                                                        659,911
-----------------------------------------------------------------------------------------------------
   Prepaid Expenses and Other                                                                     570
-----------------------------------------------------------------------------------------------------
   Due from Bankers Trust                                                                       4,076
-----------------------------------------------------------------------------------------------------
   Total Assets                                                                            70,991,409
-----------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------
   Due to Custodian                                                                            35,778
-----------------------------------------------------------------------------------------------------
   Accrued Expenses and Other                                                                  22,795
-----------------------------------------------------------------------------------------------------
   Total Liabilities                                                                           58,573
-----------------------------------------------------------------------------------------------------

NET ASSETS                                                                                $70,932,836
=====================================================================================================

COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                        $70,932,836
-----------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                             $70,932,836
=====================================================================================================

STATEMENT OF OPERATIONS
=====================================================================================================
For the year ended December 31, 1995

-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------
   Interest                                                                                $3,188,742
-----------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------
   Advisory                                                             $125,340
-----------------------------------------------------------------------------------------------------
   Administration and Services                                            41,780
-----------------------------------------------------------------------------------------------------
   Professional                                                           24,272
-----------------------------------------------------------------------------------------------------
   Trustees                                                                1,918
-----------------------------------------------------------------------------------------------------
   Miscellaneous                                                           3,561
-----------------------------------------------------------------------------------------------------
   Total Expenses                                                        196,871
-----------------------------------------------------------------------------------------------------
   Less: Expenses Absorbed by Bankers Trust                              (29,751)             167,120
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                       3,021,622
-----------------------------------------------------------------------------------------------------
NET REALIZED LOSS FROM SECURITIES TRANSACTIONS                                                 (1,746)
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                 $3,019,876
=====================================================================================================

                  See Notes to Financial Statements on Page 14

                    NY TAX FREE MONEY PORTFOLIO                                8
                    ------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================
                                                                         For the              For the
                                                                      year ended           year ended
                                                                        December             December
                                                                        31, 1995             31, 1994
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
-----------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------
   Net Investment Income                                           $   3,021,622        $   2,439,419
-----------------------------------------------------------------------------------------------------
   Net Realized Loss from Securities Transactions                         (1,746)              (2,075)
-----------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                          3,019,876            2,437,344
-----------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
-----------------------------------------------------------------------------------------------------
   Proceeds from Capital Invested                                    474,692,146          563,055,553
-----------------------------------------------------------------------------------------------------
   Value of Capital Withdrawn                                       (486,113,554)        (590,346,393)
-----------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets from Capital Transactions              (11,421,408)         (27,290,840)
-----------------------------------------------------------------------------------------------------

   TOTAL DECREASE IN NET ASSETS                                       (8,401,532)         (24,853,496)
=====================================================================================================
NET ASSETS
-----------------------------------------------------------------------------------------------------
   Beginning of Year                                                  79,334,368          104,187,864
-----------------------------------------------------------------------------------------------------
   End of Year                                                     $  70,932,836        $  79,334,368
=====================================================================================================

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the periods presented for the NY Tax Free Money Portfolio.

-----------------------------------------------------------------------------------------------------
                                                                                       For the period
                                                                                    February 19, 1991
                                                For the year ended December 31,         (Commencement
                                             -------------------------------------  of Operations) to
                                                1995      1994      1993      1992  December 31, 1991
-----------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment
  Income to Average Net Assets                 3.62%     2.60%     2.21%     2.90%              4.41%*

Ratio of Expenses to Average Net Assets        0.20%     0.20%     0.20%     0.22%              0.25%*

Decrease Reflected in Above Ratio
  of Expenses to Average Net Assets Due to
  Absorption of Expenses by Bankers Trust      0.04%     0.03%     0.03%     0.03%              0.03%*

Net Assets, End of Period (000's omitted)    $70,933   $79,334  $104,188  $101,419            $98,968

* Annualized

                  See Notes to Financial Statements on Page 14

                    NY TAX FREE MONEY PORTFOLIO                                9
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

RATING (c)
---------------------     PRINCIPAL
S&P / MOODY'S / FITCH      AMOUNT       DESCRIPTION (b)                                                                  VALUE
==============================================================================================================================
                                        NEW YORK - 96.33%
------------------------------------------------------------------------------------------------------------------------------
AAA    Aaa       AAA     $1,000,000     Albany County, New York Civic Center G.O., (FGIC Insured),
                                        6.70%, 6/1/07, Prerefunded 6/1/96 @ 102                                    $ 1,031,426
------------------------------------------------------------------------------------------------------------------------------
SP1+   MIG-1              1,300,000     Buffalo, New York G.O., RANS, Series A, (LOC: Landesbank
                                        Hessen, New York), 4.20%, 7/16/96                                            1,305,491
------------------------------------------------------------------------------------------------------------------------------
       MIG-1              1,100,000     Erie County, New York G.O., RANS, (LOC: Union Bank of
                                        Switzerland), 4.50%, 9/20/96                                                 1,104,946
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG-1    AAA      2,400,000     Great Neck North, New York Water Authority Water System
                                        Revenue (FGIC Insured), Variable Rate Weekly Demand Note,
                                        4.90%, 1/1/20 (a)                                                            2,400,000
------------------------------------------------------------------------------------------------------------------------------
       Aaa                  500,000     Metropolitan Transportation Authority, New York, Series G,
                                        8.00%, 7/1/12, Prerefunded 7/1/96 @ 102                                        519,667
------------------------------------------------------------------------------------------------------------------------------
       MIG-1              2,500,000     Monroe County, New York, G.O., BANS, Series A, 4.50%, 6/7/96                 2,506,223
------------------------------------------------------------------------------------------------------------------------------
A1                        1,600,000     Montgomery County, New York, I.D.A., Service Merchandise,
                                        (LOC: Industrial Bank of Japan), Variable Rate Monthly Demand
                                        Note, 4.00%, 12/31/24 (a)                                                    1,600,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG-1             1,600,000     New York City, New York G.O., (LOC: Sanwa Bank),
                                        Variable Rate Daily Demand Note, 5.95%, 8/1/17 (a)                           1,600,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG-1               400,000     New York City, New York G.O., (LOC: Dai-Ichi Kangyo),
                                        Variable Rate Daily Demand Note, 5.05%, 8/15/18 (a)                            400,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG-1               100,000     New York City, New York G.O., (LOC: Sanwa Bank), Variable
                                        Rate Daily Demand Note, 5.05%, 8/15/18 (a)                                     100,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG-1               900,000     New York City, New York G.O., (LOC: Sumitomo Bank),
                                        Variable Rate Daily Demand Note, 6.10%, 8/1/16 (a)                             900,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG-1             3,350,000     New York City, New York G.O., (MBIA Insured), Variable Rate
                                        Daily Demand Note, 5.90%, 8/15/04 (a)                                        3,350,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG-1               700,000     New York City, New York G.O., (LOC: Sumitomo Bank), Variable
                                        Rate Daily Demand Note, 6.10%, 8/1/17 (a)                                      700,000
------------------------------------------------------------------------------------------------------------------------------
SP1+   MIG-1     F1+      2,000,000     New York City, New York G.O., TANS, Series A, 4.50%, 2/15/96                 2,001,978
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG-1               200,000     New York City, New York G.O., (LOC: Union Bank of Switzerland),
                                        Variable Rate Daily Demand Note, 5.00%, 8/15/22 (a)                            200,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG-1               225,000     New York City, New York G.O., (LOC: Chemical Bank),
                                        Variable Rate Daily Demand Note, 5.95%, 8/1/22 (a)                             225,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG-1             2,600,000     New York City, New York G.O., (LOC: Landesbank Hessen),
                                        Variable Rate Weekly Demand Note, 4.90%, 8/1/19 (a)                          2,600,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG-1               700,000     New York City, New York G.O., (FGIC Insured), Variable Rate
                                        Daily Demand Note, 5.00%, 10/1/20 (a)                                          700,000
------------------------------------------------------------------------------------------------------------------------------
SP1+   MIG-1     F1+      2,000,000     New York City, New York G.O., RANS, Series A, 4.50%, 4/11/96                 2,004,032
------------------------------------------------------------------------------------------------------------------------------
A1     P1                 3,500,000     New York State, G.O., Series Q, Tax Exempt Commercial Paper,
                                        (LOC: Westdeutsche), 3.80%, 1/18/96                                          3,500,000
------------------------------------------------------------------------------------------------------------------------------
AAA    Aaa       AAA      1,225,000     New York State Dormitory Authority Revenue, State University
                                        Dormitory Facility, 3.70%, 7/1/96                                            1,225,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG-1             2,500,000     New York State Energy Research & Development Authority, P.C.R.,
                                        Orange/Rockland Utility, (AMBAC Insured), Variable Rate
                                        Weekly Demand Note, 4.90%, 8/1/15 (a)                                        2,500,000
------------------------------------------------------------------------------------------------------------------------------

                  See Notes to Financial Statements on Page 14

                    NY TAX FREE MONEY PORTFOLIO                               10
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

RATING (c)
---------------------     PRINCIPAL
S&P / MOODY'S / FITCH      AMOUNT       DESCRIPTION (b)                                                                  VALUE
==============================================================================================================================
       VMIG-1            $3,100,000     New York State Energy Research & Development Authority, P.C.R.,
                                        Lilco Project, (LOC: Deutsche Bank), 4.70%, 3/1/16,
                                        Mandatory Put 3/1/96                                                       $ 3,100,000
------------------------------------------------------------------------------------------------------------------------------
       P1                 3,000,000     New York State Energy Research & Development Authority, P.C.R.,
                                        Rochester Gas and Electric, (LOC: Bank of New York), Variable
                                        Rate Monthly Demand Bond, 3.55%, 10/1/14 (a)                                 3,000,000
------------------------------------------------------------------------------------------------------------------------------
AAA    Aaa       AAA        725,000     New York State Environmental Facilities, P.C.R., 3.70%, 5/15/96                725,000
------------------------------------------------------------------------------------------------------------------------------
       VMIG-1             1,300,000     New York State Housing Finance Agency, Mount Sinai Medical
                                        School, (LOC: Sanwa Bank), Variable Rate Weekly Demand Note,
                                        4.90%, 11/1/14 (a)                                                           1,300,000
------------------------------------------------------------------------------------------------------------------------------
       VMIG-1             2,080,000     New York State Housing Finance Agency, Hospital Special Surgery
                                        Staff, (LOC: Chemical Bank), Variable Rate Weekly Demand Note,
                                        4.70%, 11/1/10 (a)                                                           2,080,000
------------------------------------------------------------------------------------------------------------------------------
AAA    Aaa                1,000,000     New York State Housing Finance Agency, State University
                                        Construction, Series A, 7.90%, 11/1/06, Prerefunded 5/1/96 @ 102             1,033,410
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG-1             1,685,000     New York State Job Development Authority, (LOC: Sumitomo Bank),
                                        Variable Rate Monthly Demand Bond, 4.20%, 3/1/00 (a)                         1,685,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG-1               765,000     New York State Job Development Authority, (LOC: Sumitomo Bank),
                                        Variable Rate Monthly Demand Bond, 4.30%, 3/1/99 (a)                           765,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG-1             1,600,000     New York State Local Assistance, Series B, (LOC: Swiss Bank &
                                        Credit Suisse), Variable Rate Weekly Demand Bond, 4.95%, 4/1/23 (a)          1,600,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG-1             2,000,000     New York State Local Assistance, Series A, (LOC: Credit Suisse &
                                        Union Bank of Switzerland), Variable Rate Weekly Demand Bond,
                                        4.95%, 4/1/22 (a)                                                            2,000,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG-1             3,000,000     New York State Local Government Assistance, Series G,
                                        (LOC: National Westminster), Variable Weekly Demand Bond,
                                        4.90%, 4/1/25 (a)                                                            3,000,000
------------------------------------------------------------------------------------------------------------------------------
       Aaa                  500,000     New York State Power Authority Revenue & General Purpose,
                                        Series T, 7.375%, 1/1/18, Prefunded 1/1/96 @ 102                               510,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG-1             2,200,000     New York State Power Authority Revenue & General Purpose,
                                        3.85%, 3/1/20, Optional Put Date 3/1/96                                      2,200,000
------------------------------------------------------------------------------------------------------------------------------
       Aaa                2,000,000     New York State Urban Development Correction Facility, 8.00%,
                                        1/1/15, Prerefunded 1/1/96 @ 102                                             2,040,000
------------------------------------------------------------------------------------------------------------------------------
       MIG-1              3,000,000     Northport - East Northport, New York, UFSD, TANS, 4.125%, 6/28/96            3,006,431
------------------------------------------------------------------------------------------------------------------------------
A1                        1,800,000     Onondaga County New York, I.D.A., (LOC: Banque Nationale De
                                        Paris), Variable Rate Monthly Demand Bond, 3.95%, 11/13/98 (a)               1,800,000
------------------------------------------------------------------------------------------------------------------------------
       MIG-1              1,000,000     Sayville, New York UFSD, TANS, 4.25%, 6/27/96                                1,002,578
------------------------------------------------------------------------------------------------------------------------------
A1+                       2,800,000     Seneca County, New York, I.D.A., (LOC: Barclays Bank),
                                        Variable Rate Weekly Demand Bond, 4.95%, 10/1/21 (a)                         2,800,000
------------------------------------------------------------------------------------------------------------------------------
       MIG-1              2,200,000     Smithtown, New York Central School District, TANS, 4.25%, 6/27/96            2,205,670
------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL NEW YORK OBLIGATIONS                                                 $68,326,852
==============================================================================================================================
                                        PUERTO RICO - 2.82%
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG-1            $2,000,000     Puerto Rico Commonwealth Government Development Bank,
                                        (LOC: Credit Suisse), Variable Rate Weekly Demand Bond,
                                        4.50%, 12/1/15 (a)                                                         $ 2,000,000
==============================================================================================================================

                  See Notes to Financial Statements on Page 14

                    NY TAX FREE MONEY PORTFOLIO                               11
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

                                                                                                                         VALUE
==============================================================================================================================
TOTAL INVESTMENTS
(Amortized Cost $70,326,852)                                                                             99.15%    $70,326,852
------------------------------------------------------------------------------------------------------------------------------
Other Assets in Excess of Liabilities                                                                     0.85%        605,984
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                              100.00%    $70,932,836
==============================================================================================================================

(a) Securities payable on demand, secured by bank Letters of Credit or other bank credit agreements. This interest rate, which will change periodically, is based on bank prime rates or an index of market interest rates.

(b) The following abbreviations are used in portfolio descriptions:
    AMBAC -- American Municipal Bond Assurance Corporation
    BANS -- Bond Anticipation Notes
    FGIC -- Financial Guaranty Insurance Corporation
    G.O. -- General Obligation
    I.D.A. -- Industrial Development Authority
    LOC -- Secured by a Letter of Credit
    MBIA -- Municipal Bond Investors Assurance Corporation
    P.C.R. -- Pollution Control Revenue
    RANS -- Revenue Anticipation Notes
    TANS -- Tax Anticipation Notes
    UFSD -- Union Free School District

(c) Ratings were taken from published sources and were not audited by Coopers & Lybrand L.L.P.


                  See Notes to Financial Statements on Page 14

                    NY TAX FREE MONEY FUND                                    12
                    ------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The NY Tax Free Money Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on September 27, 1988. Through February 18, 1991, the Fund invested directly in securities. After that date, the NY Tax Free Money Fund began investing substantially all of its investable assets in the NY Tax Free Money Portfolio. The NY Tax Free Money Portfolio (the "Portfolio") is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1995, the NY Tax Free Money Fund's investment was approximately 100% of the NY Tax Free Money Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. Investment Income

The Fund earns interest income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio.

C. Dividends

It is the Fund's policy to declare dividends daily and to pay these dividends monthly. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date, which is the same as the declaration date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

D. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code. Therefore, no Federal income tax provision is required.

E. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.55 of 1% of the Fund's average daily net assets. For the year ended December 31, 1995, this fee aggregated $458,735.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended December 31, 1995, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.55 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and
0.75 of 1% of the average daily net assets of the Fund, including the expenses of the Portfolio. For the year ended December 31, 1995, expenses of the Fund have been reduced by $29,518.

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

                    NY TAX FREE MONEY FUND                                    13
                    ------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 3 - CAPITAL LOSS CARRYFORWARD

At December 31, 1995, the NY Tax Free Money Fund had accumulated net realized capital loss carryforwards available as a reduction against future net realized capital gains aggregating $14,900, of which $10,340, $739, $2,075, and $1,746 will expire in 2000, 2001, 2002 and 2003, respectively.


REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Shareholders
of BT Investment Funds:

We have audited the accompanying statement of assets and liabilities of the NY Tax Free Money Fund (one of the funds comprising BT Investment Funds) as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the NY Tax Free Money Fund of BT Investment Funds as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 7, 1996

                    NY TAX FREE MONEY PORTFOLIO                               14
                    ------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The NY Tax Free Money Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990 and commenced operations on February 19, 1991 as an unincorporated trust under the laws of New York. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

Investments are valued at amortized cost which has been determined by the Trustees to represent fair value of the Portfolio's investments.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from security transactions are recorded on the identified cost basis.

D. Investment Income

The Portfolio determines its net investment income on each valuation day and allocates all such income as well as any realized gains and losses from security transactions, pro rata among the investors in the Portfolio at the time of such determination.

E. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no Federal income tax provision is required. The cost of securities in the Portfolio for Federal income tax purposes is the same as for financial reporting purposes.

F. Other

The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $41,780.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at the annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $125,340.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.20 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1995, expenses of the Portfolio have been reduced by $29,751.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

                    NY TAX FREE MONEY PORTFOLIO                               15
                    ------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial Interest of the NY Tax Free Money Portfolio:

We have audited the accompanying statement of assets and liabilities of the NY Tax Free Money Portfolio, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period February 19, 1991 (commencement of operations) to December 31, 1991. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the NY Tax Free Money Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 7, 1996

                      [This Page Intentionally Left Blank]

BT INVESTMENT FUNDS

UTILITY
FUND


ANNUAL REPORT
DECEMBER 31, 1995

                         UTILITY FUND                                         1
                         -------------------------------------------------------


TABLE OF CONTENTS
================================================================================

INTRODUCTION FROM PRESIDENT . . . . . . . . . . . . . . . . .       2
LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER  . . . . . . .       2

UTILITY FUND
    Statement of Assets and Liabilities . . . . . . . . . . .       5
    Statement of Operations . . . . . . . . . . . . . . . . .       5
    Statements of Changes in Net Assets . . . . . . . . . . .       6
    Financial Highlights  . . . . . . . . . . . . . . . . . .       7

UTILITY PORTFOLIO . . . . . . . . . . . . . . . . . . . . . .
    Statement of Assets and Liabilities . . . . . . . . . . .       8
    Statement of Operations . . . . . . . . . . . . . . . . .       8
    Statements of Changes in Net Assets . . . . . . . . . . .       9
    Financial Highlights  . . . . . . . . . . . . . . . . . .       9
    Schedule of Portfolio Investments . . . . . . . . . . . .      10

UTILITY FUND
    Notes to Financial Statements . . . . . . . . . . . . . .      11
    Report of Independent Accountants . . . . . . . . . . . .      12

UTILITY PORTFOLIO
    Notes to Financial Statements . . . . . . . . . . . . . .      13
    Report of Independent Accountants . . . . . . . . . . . .      14

For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the Utility Fund may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Investment Funds:

BT INVESTMENT FUNDS
INVESTORS FIDUCIARY TRUST COMPANY
127 WEST 10TH STREET
KANSAS CITY, MO 64105
(800) 368-4031

BT INVESTMENT FUNDS
SIGNATURE BROKER-DEALER SERVICES, INC.
6 ST. JAMES AVENUE
BOSTON, MA 02116
(800) 545-1074

You may write to the Utility Fund at the following  address:

BT INVESTMENT FUNDS
6 ST. JAMES AVENUE
BOSTON, MA 02116

                         UTILITY FUND                                          2
                         -------------------------------------------------------


INTRODUCTION FROM PRESIDENT
================================================================================

     February 7, 1996

     Dear Shareholders:

     We are pleased to present your 1995 Annual Report for the BT Investment Funds Utility Fund. This report provides you with an investment overview as well as a financial summary of the Fund's operations for the year ended December 31, 1995. We have also included a Letter to Shareholders from Investment Adviser detailing the factors that affected the Fund's performance and a performance chart which illustrates your Fund's return versus a relevant financial index. Also presented in your report is a pie chart displaying diversification of Portfolio investments, financial statements, financial highlights and a listing of the Portfolio's holdings.

     Looking ahead, we will continue monitoring the economic conditions and how they affect the financial markets.

     We appreciate your ongoing support of the Utility Fund and look forward to serving your investment needs.

     Philip W. Coolidge
     President


LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================

     The Utility Fund (the "Fund") produced a strong return of 30.12% for the year ended December 31, 1995. In fact, it outperformed the Lipper Utility Average, which had a return of 27.34% for the same period.

     As telecommunications stocks were the overwhelmingly best performing sector in the Index virtually throughout the year, we increased the Fund's holdings in U.S. telecommunications companies from just under 13% of total net assets at the beginning of the year to 35% at the end of the semi-annual period to 46% at the end of the year, bringing the Fund very close to the benchmark's sector weighting of 51%. The individual companies the Fund holds within this sector performed well.

     The performance of electric utility stocks, as anticipated, improved in the second half of 1995 as a result of the declining interest rate environment. Though we remain underweighted in this sector, the Fund's selection of electric stocks performed very well during this period. Following the Federal Reserve Board's second 1995 cut in interest rates just this past December, we expect this sector to continue to make a positive contribution to the Fund's overall performance. The portfolio remains slightly overweighted in the natural gas sector.

     Whether interest rates remain at their current low levels or come down even further will, in our opinion, most influence the Utility Index in the months ahead. For now, no meaningful shifts either in Fund holdings or sector allocation are anticipated in the near term. After a year when growth-oriented, risk-seeking strategies were often rewarded by the stock market, we believe that the Fund's strategy, i.e. seeking a high level of current income primarily through high quality utility stocks offering healthy dividends, will become increasingly appealing in 1996.

                         UTILITY FUND                                          3
                         -------------------------------------------------------


LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================
     The following graph illustrates the Fund's return versus the S&P Utility Index, from August 31, 1992 to December 31, 1995, assuming a $10,000 initial investment:
================================================================================
COMPARISON OF CHANGE
IN VALUE OF A $10,000
INVESTMENT IN THE                            [FIGURE 1]
UTILITY FUND AND THE
S&P UTILITY INDEX



                                                             S&P
                              Utility                      Utility
                               Fund                         Index
 8/92                          10,000                       10,000
 9/92                           9,970                       10,072
12/92                          10,215                       10,327
 3/93                          11,004                       11,441
 6/93                          11,239                       11,712
 9/93                          11,784                       12,532
12/93                          11,343                       11,818
 3/94                          10,526                       10,842
 6/94                          10,059                       10,839
 9/94                          10,223                       10,890
12/94                          10,019                       10,879
 3/95                          10,415                       11,630
 6/95                          10,839                       12,494
 9/95                          11,829                       13,895
12/95                          13,036                       15,353



         TOTAL RETURN
    ENDED DECEMBER 31, 1995
 One Year         Since 8/3/92*
   30.12%            30.75%

* The Fund's inception date

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                         UTILITY FUND                                          4
                         -------------------------------------------------------


LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================
OBJECTIVE                Seeks high level of current income with the
                         preservation of capital. Also seeks to achieve
                         growth of income and capital appreciation, but
                         only when consistent with the primary
                         objective.
--------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS   Equity securities of public utility companies
                         including the electric, natural gas, water,
                         telephone, telegraph and other public
                         communication sectors.
--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS     BellSouth Corp.           Southern Co.
                         SBC Communications        Bell Atlantic Corp.
                         Ameritech Corp.           Frontier Corp.
                         GTE Corp.                 Duke Power
                         NYNEX Corp.               MCN Corp.
================================================================================
DIVERSIFICATION OF PORTFOLIO
INVESTMENTS BY INDUSTRY
as of December 31, 1995
(percentages are based on market value)

[FIGURE 2]

Telecommunications                47.86%
Utility-Electric                  36.44%
Utility-Gas                       13.28%
U.S. Treasury Bill                 2.42%
================================================================================
ABOUT THE
PORTFOLIO MANAGER         SARAH BLAIR
                          Vice President

                          -   Fifteen years previous experience with
                              Equitable Capital Management in New York and London, and Chemical Bank
                          -   Broad experience in major global equity
                              markets analyzing numerous diverse
                              industry groups including media, cellular and cable
                          -   Joined Bankers Trust in 1994
                          -   B.A., Fordham University
                          -   M.B.A., Columbia University

                         UTILITY FUND                                          5
                         -------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
=============================================================================================================================
December 31, 1995
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
  Investment in Utility Portfolio, at Value                                                                       $10,237,825
-----------------------------------------------------------------------------------------------------------------------------
  Due from Bankers Trust                                                                                               16,545
-----------------------------------------------------------------------------------------------------------------------------
  Prepaid Expenses and Other                                                                                            6,527
-----------------------------------------------------------------------------------------------------------------------------
  Total Assets                                                                                                     10,260,897
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
  Payable for Shares of Beneficial Interest Redeemed                                                                    9,127
-----------------------------------------------------------------------------------------------------------------------------
  Accrued Expenses and Other                                                                                           26,672
-----------------------------------------------------------------------------------------------------------------------------
  Total Liabilities                                                                                                    35,799
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (Applicable to 898,962 Outstanding Shares of $0.001 Par Value
Per Share, Unlimited Number of Shares of Beneficial Interest Authorized)                                          $10,225,098
=============================================================================================================================
NET ASSET VALUE, Subscription and Redemption Price Per Share ($10,225,098/898,962 Shares)                         $     11.37
=============================================================================================================================
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
  Paid-in Capital                                                                                                 $11,677,209
-----------------------------------------------------------------------------------------------------------------------------
  Undistributed Net Investment Income                                                                                     732
-----------------------------------------------------------------------------------------------------------------------------
  Accumulated Net Realized Loss from Securities Transactions                                                       (3,880,960)
-----------------------------------------------------------------------------------------------------------------------------
  Net Unrealized Appreciation on Securities                                                                         2,428,117
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                                     $10,225,098
=============================================================================================================================

STATEMENT OF OPERATIONS
=============================================================================================================================
For the year ended December 31, 1995

-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Income Allocated from Utility Portfolio, net                                                                    $   647,999
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
  Administration and Services                                                                 $ 94,929
-----------------------------------------------------------------------------------------------------------------------------
  Professional                                                                                   9,276
-----------------------------------------------------------------------------------------------------------------------------
  Shareholders Reports                                                                          20,458
-----------------------------------------------------------------------------------------------------------------------------
  Registration                                                                                  14,755
-----------------------------------------------------------------------------------------------------------------------------
  Trustees                                                                                       2,030
-----------------------------------------------------------------------------------------------------------------------------
  Amortization of Organizational Expenses                                                        1,670
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                                  1,642
-----------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                                                               144,760
-----------------------------------------------------------------------------------------------------------------------------
  Less: Expenses Absorbed by Bankers Trust                                                     (49,831)                94,929
=============================================================================================================================
NET INVESTMENT INCOME                                                                                                 553,070
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
-----------------------------------------------------------------------------------------------------------------------------
  Net Realized Loss from Securities Transactions                                                                     (976,540)
-----------------------------------------------------------------------------------------------------------------------------
  Net Unrealized Appreciation on Securities                                                                         4,040,936
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES                                                                      3,064,396
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                        $ 3,617,466
=============================================================================================================================

             See Notes to Financial Statements on Pages 11 and 12

                  UTILITY FUND                                                6
                  -------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================================
                                                                               For the              For the
                                                                            year ended           year ended
                                                                              December             December
                                                                              31, 1995             31, 1994
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
-----------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------
  Net Investment Income                                                    $   553,070         $  1,389,860
-----------------------------------------------------------------------------------------------------------
  Net Realized Loss from Securities Transactions                              (976,540)          (2,904,432)
-----------------------------------------------------------------------------------------------------------
  Net Unrealized Appreciation (Depreciation) on Securities                   4,040,936           (2,717,782)
-----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets from Operations                      3,617,466           (4,232,354)
-----------------------------------------------------------------------------------------------------------

DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------
  Net Investment Income                                                       (569,392)          (1,391,368)
-----------------------------------------------------------------------------------------------------------
  Net Decrease in Net Assets from Distributions                               (569,392)          (1,391,368)
-----------------------------------------------------------------------------------------------------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
-----------------------------------------------------------------------------------------------------------
  Net Decrease in Net Assets from Transactions in
      Shares of Beneficial Interest                                         (9,726,463)         (15,030,493)
-----------------------------------------------------------------------------------------------------------

  TOTAL DECREASE IN NET ASSETS                                              (6,678,389)         (20,654,215)
===========================================================================================================

NET ASSETS
-----------------------------------------------------------------------------------------------------------
  Beginning of Year                                                         16,903,487           37,557,702
-----------------------------------------------------------------------------------------------------------
  End of Year (including Undistributed Net Investment Income of
  $732 and $17,054 for 1995 and 1994, respectively)                        $10,225,098         $ 16,903,487
===========================================================================================================

             See Notes to Financial Statements on Pages 11 and 12

                         UTILITY FUND                                          7
                         -------------------------------------------------------

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods presented for the Utility Fund.
--------------------------------------------------------------------------------

                                                                                                For the period
                                                                                                August 3, 1992
                                                                                                 (Commencement
                                                                For the year ended December 31, of Operations)
                                                                --------------------------------   to December
                                                                1995           1994         1993      31, 1992
--------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

Net Asset Value, Beginning of Period                         $  9.10        $ 10.83      $ 10.10       $ 10.00
                                                              ------        -------     --------      --------
Income from Investment Operations
  Net Investment Income                                         0.40           0.48         0.39          0.15
  Net Realized and Unrealized Gain (Loss)
      on Securities                                             2.28          (1.74)        0.73          0.10
                                                              ------        -------     --------      --------
  Total from Investment Operations                              2.68          (1.26)        1.12          0.25
                                                              ------        -------     --------      --------
Distributions from Net Investment Income                       (0.41)         (0.47)       (0.39)        (0.15)
                                                              ------        -------     --------      --------
Net Asset Value, End of Period                               $ 11.37        $  9.10      $ 10.83       $ 10.10
                                                              ======        =======     ========      ========

TOTAL INVESTMENT RETURN                                       30.12%        (11.67%)      11.04%         6.09%*

RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average
  Net Assets                                                   3.79%          4.57%        3.95%         4.55%*
Ratio of Expenses to Average Net Assets, Including
  Expenses of the Utility Portfolio                            1.25%          1.25%        1.25%         1.25%*
Decrease Reflected in Above Expense Ratio Due to
  Absorption of Expenses by Bankers Trust                      0.65%          0.48%        0.39%         0.96%*

Net Assets, End of Period (000's omitted)                    $10,225        $16,903      $37,558       $15,997

* Annualized

             See Notes to Financial Statements on Pages 11 and 12

             UTILITY PORTFOLIO                                                 8
             -------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
=============================================================================================================
December 31, 1995

-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
  Investments, at Value (Cost $7,786,053)                                                         $10,214,194
-------------------------------------------------------------------------------------------------------------
  Cash                                                                                                  5,500
-------------------------------------------------------------------------------------------------------------
  Dividends Receivable                                                                                 32,107
-------------------------------------------------------------------------------------------------------------
  Due from Bankers Trust                                                                                6,204
-------------------------------------------------------------------------------------------------------------
  Total Assets                                                                                     10,258,005
-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
  Accrued Expenses and Other                                                                           20,050
-------------------------------------------------------------------------------------------------------------
  Total Liabilities                                                                                    20,050
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                        $10,237,955
=============================================================================================================
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
  Paid-in Capital                                                                                 $ 7,809,814
-------------------------------------------------------------------------------------------------------------
  Net Unrealized Appreciation on Securities                                                         2,428,141
-------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                     $10,237,955
=============================================================================================================

STATEMENT OF OPERATIONS
=============================================================================================================
For the year ended December 31, 1995

-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------
  Dividends (net of foreign withholding tax of $8,209)                        $709,522
-------------------------------------------------------------------------------------------------------------
  Interest                                                                      26,531
-------------------------------------------------------------------------------------------------------------
  Total Investment Income                                                                         $  736,053
-------------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------
  Advisory                                                                      95,386
-------------------------------------------------------------------------------------------------------------
  Administration and Services                                                   14,675
-------------------------------------------------------------------------------------------------------------
  Professional                                                                  18,426
-------------------------------------------------------------------------------------------------------------
  Trustees                                                                       1,918
-------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                  3,179
-------------------------------------------------------------------------------------------------------------
  Total Expenses                                                               133,584
-------------------------------------------------------------------------------------------------------------
  Less:Expenses Absorbed by Bankers Trust                                      (45,535)               88,049
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                648,004
-------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
-------------------------------------------------------------------------------------------------------------
  Net Realized Loss from SecuritiesTransactions                                                     (976,544)
-------------------------------------------------------------------------------------------------------------
  Net Unrealized Appreciation on Securities                                                        4,040,966
-------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES                                                     3,064,422
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                       $ 3,712,426
=============================================================================================================

                 See Notes to Financial Statements on Page 13

            UTILITY PORTFOLIO                                                  9
            --------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================================
                                                                                For the             For the
                                                                             year ended           year ended
                                                                               December             December
                                                                               31, 1995             31, 1994
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net Investment Income                                                   $    648,004            $ 1,587,451
-------------------------------------------------------------------------------------------------------------
  Net Realized Loss from Securities Transactions                              (976,544)            (2,904,443)
-------------------------------------------------------------------------------------------------------------
  Net Unrealized Appreciation (Depreciation) on Securities                   4,040,966             (2,717,788)
-------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets from Operations                      3,712,426             (4,034,780)
-------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
  Proceeds from Capital Invested                                               539,419              5,634,667
-------------------------------------------------------------------------------------------------------------
  Value of Capital Withdrawn                                               (12,746,962)           (20,456,949)
-------------------------------------------------------------------------------------------------------------
  Net Decrease in Net Assets from Capital Transactions                     (12,207,543)           (14,822,282)
-------------------------------------------------------------------------------------------------------------
  TOTAL DECREASE IN NET ASSETS                                              (8,495,117)           (18,857,062)
=============================================================================================================
NET ASSETS
-------------------------------------------------------------------------------------------------------------
  Beginning of Year                                                         18,733,072             37,590,134
-------------------------------------------------------------------------------------------------------------
  End of Year                                                             $ 10,237,955            $18,733,072
=============================================================================================================


FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the periods presented for the Utility Portfolio.
--------------------------------------------------------------------------------

                                                                                                For the period
                                                                                                August 3, 1992
                                                                                                 (Commencement
                                                               For the year ended December 31,  of Operations)
                                                            -----------------------------------    to December
                                                              1995          1994          1993        31, 1992
--------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average
  Net Assets                                                 4.42%         5.21%         4.60%          5.20%*

Ratio of Expenses to Average Net Assets                      0.60%         0.60%         0.60%          0.60%*

Decrease Reflected in Above Ratio of Expenses to
  Average Net Assets Due to Absorption of
  Expenses by Bankers Trust                                  0.31%         0.27%         0.26%          0.57%*

Portfolio Turnover Rate                                     53.71%        11.43%         0.00%          0.00%

Net Assets, End of Period (000's omitted)                  $10,238       $18,733       $37,590        $16,002

*  Annualized

                 See Notes to Financial Statements on Page 13

            UTILITY PORTFOLIO                                                 10
            --------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995


SHARES                   DESCRIPTION                                    VALUE
=============================================================================
                 COMMON STOCKS - 97.35%
-----------------------------------------------------------------------------
                 TELECOMMUNICATIONS - 47.75%
-----------------------------------------------------------------------------
    4,600        AirTouch Communications (a)                        $ 129,950
-----------------------------------------------------------------------------
    6,200        ALLTEL Corp.                                         182,900
-----------------------------------------------------------------------------
   10,400        Ameritech Corp.                                      613,600
-----------------------------------------------------------------------------
    1,800        BCE Inc.                                              62,100
-----------------------------------------------------------------------------
    5,600        Bell Atlantic Corp.                                  374,500
-----------------------------------------------------------------------------
   22,800        BellSouth Corp.                                      991,800
-----------------------------------------------------------------------------
    9,300        Frontier Corp.                                       279,000
-----------------------------------------------------------------------------
   12,950        GTE Corp.                                            569,800
-----------------------------------------------------------------------------
    1,800        MCI Communications                                    47,025
-----------------------------------------------------------------------------
    8,000        NYNEX Corp.                                          432,000
-----------------------------------------------------------------------------
    2,800        Southern New England
                   Telecommunications                                 111,300
-----------------------------------------------------------------------------
   15,400        SBC Communications                                   885,500
-----------------------------------------------------------------------------
    1,850        Telecom Corporation of
                   New Zealand, ADR                                   128,344
-----------------------------------------------------------------------------
    2,250        US West                                               80,437
-----------------------------------------------------------------------------
                                                                    4,888,256
=============================================================================
                 UTILITY-ELECTRIC - 36.36%
-----------------------------------------------------------------------------
    5,200        American Electric Power                              210,600
-----------------------------------------------------------------------------
    4,300        Baltimore Gas & Electric                             122,550
-----------------------------------------------------------------------------
    5,700        Carolina Power & Light                               196,650
-----------------------------------------------------------------------------
    3,700        CILCORP Inc.                                         156,788
-----------------------------------------------------------------------------
    5,700        CINergy Corp.                                        174,562
-----------------------------------------------------------------------------
    5,200        CMS Energy                                           155,350
-----------------------------------------------------------------------------
    5,200        Detroit Edison                                       179,400
-----------------------------------------------------------------------------
    7,500        DPL Inc.                                             185,625
-----------------------------------------------------------------------------
    5,800        Duke Power                                           274,775
-----------------------------------------------------------------------------
    4,700        FPL Group                                            217,963
-----------------------------------------------------------------------------
    7,500        Houston Industries                                   181,875
-----------------------------------------------------------------------------
    3,600        Illinova Corp.                                       108,000
-----------------------------------------------------------------------------
    3,900        LG&E Energy                                          164,775
-----------------------------------------------------------------------------
    4,300        Ohio Edison                                          101,050
-----------------------------------------------------------------------------
    4,300        PacifiCorp                                            91,375
-----------------------------------------------------------------------------
    6,600        Pinnacle West Capital                                189,750
-----------------------------------------------------------------------------
    2,800        Portland General Corp.                                81,550
-----------------------------------------------------------------------------
    5,200        San Diego Gas &Electric                              123,500
-----------------------------------------------------------------------------
   15,300        Southern Co.                                         376,762
-----------------------------------------------------------------------------
    2,800        Union Electric                                       116,900
-----------------------------------------------------------------------------
    5,600        Western Resources                                    186,900
-----------------------------------------------------------------------------
    3,700        WPS Resources                                        125,800
-----------------------------------------------------------------------------
                                                                    3,722,500
=============================================================================
                 UTILITY-GAS - 13.24%
-----------------------------------------------------------------------------
    5,700        Brooklyn Union Gas                                   166,725
-----------------------------------------------------------------------------
    2,200        Coastal Corp.                                         81,950
-----------------------------------------------------------------------------
    6,500        Enron Corp.                                          247,813
-----------------------------------------------------------------------------
   11,400        MCN Corp.                                            265,050
-----------------------------------------------------------------------------
    1,500        Pacific Enterprises                                   42,375
-----------------------------------------------------------------------------
    5,200        Questar Corp.                                        174,200
-----------------------------------------------------------------------------
    4,200        Sonat Inc.                                           149,625
-----------------------------------------------------------------------------
    5,200        Williams Cos.                                        228,150
-----------------------------------------------------------------------------
                                                                    1,355,888
=============================================================================
TOTAL COMMON STOCKS
(Cost $7,538,529)                                                $  9,966,644
=============================================================================

PRINCIPAL
AMOUNT
=============================================================================
              SHORT-TERM INVESTMENT - 2.42%
-----------------------------------------------------------------------------
$250,000U.S. Treasury Bill - 5.30%, 3/14/96
(Cost $247,524)                                                  $   247,550
-----------------------------------------------------------------------------
TOTAL INVESTMENTS
(Cost $7,786,053)                                99.77%          $10,214,194
-----------------------------------------------------------------------------
Other Assets in Excess of Liabilities             0.23%               23,761
-----------------------------------------------------------------------------
NET ASSETS                                      100.00%          $10,237,955
=============================================================================

(a) Non-Income Producing Security


                 See Notes to Financial Statements on Page 13

                 UTILITY FUND                                                11
                 --------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
===============================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION

BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986 as a business trust under the laws of the Commonwealth of Massachusetts. The Utility Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on August 3, 1992. The Fund invests substantially all of its assets in the Utility Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1995, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio.

C. Organizational Expenses

Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a period of sixty months.

D. Dividends

The Fund declares and distributes dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually to the extent they are not offset by any capital loss carryforwards.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

E. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Fund's average daily net assets. For the year ended December 31, 1995, this fee aggregated $94,929.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended December 31, 1995, there were no reimbursable expenses incurred under this agreement.

                 UTILITY FUND                                                12
                 --------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
===============================================================================

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.65 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and
1.25 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended December 31, 1995, expenses of the Fund have been reduced by $49,831.

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3 - SHARES OF BENEFICIAL INTEREST

At December 31, 1995, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                      For the year ended              For the year ended
                       December 31, 1995               December 31, 1994
                -----------------------------   -----------------------------
                   Shares         Amount            Shares         Amount
                -----------   ---------------    ----------    --------------
Sold                53,280        $ 518,659         552,277   $   5,655,427
Reinvested          40,122          401,054          84,987         801,750
Redeemed        (1,051,315)     (10,646,176)     (2,249,914)    (21,487,670)
                -----------     ------------     -----------  --------------
Net Decrease      (957,913)    $ (9,726,463)     (1,612,650)   $(15,030,493)
                ===========     ============     ===========  ==============

NOTE 4 - CAPITAL LOSS CARRYFORWARD

At December 31, 1995, accumulated net realized capital loss carryforward available as a reduction against future net realized capital gains aggregated $3,856,710, of which $2,813,113 and $1,043,597 will expire in 2002 and 2003, respectively.


REPORT OF INDEPENDENT ACCOUNTANTS
===============================================================================

To the Trustees and Shareholders
of BT Investment Funds:

We have audited the accompanying statement of assets and liabilities of the Utility Fund (one of the funds comprising BT Investment Funds) as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period August 3, 1992 (commencement of operations) to December 31, 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Utility Fund of BT Investment Funds as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 7, 1996

            UTILITY PORTFOLIO                                                 13
            --------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The Utility Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on August 3, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less, are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio.

D. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

E. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $14,675.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $95,386.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.60 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1995, expenses of the Portfolio have been reduced by $45,535.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1995 were $7,647,855 and $19,382,077, respectively. The cost of investments for federal income tax purposes was $7,810,315. On December 31, 1995, the composition of unrealized appreciation of investment securities based on aggregate cost of investments for Federal income tax purposes was $2,403,879.

            UTILITY PORTFOLIO                                                 14
            --------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial
Interest of the Utility Portfolio:

We have audited the accompanying statement of assets and liabilities of the Utility Portfolio, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period August 3, 1992 (commencement of operations) to December 31, 1992. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Utility Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 7, 1996

BT INVESTMENT FUNDS


SHORT/
INTERMEDIATE
U.S.
GOVERNMENT
SECURITIES
FUND


ANNUAL REPORT
DECEMBER 31, 1995

              SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND               1
              ------------------------------------------------------------------

TABLE OF CONTENTS
================================================================================

INTRODUCTION FROM PRESIDENT   . . . . . . . . . . . . . . . . . . .         2
LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER  . . . . . . . . . .         2
SHORT/INTERMEDIATE U.S. GOVERNMENT
  SECURITIES FUND
      Statement of Assets and Liabilities . . . . . . . . . . . . .         4
      Statement of Operations . . . . . . . . . . . . . . . . . . .         4
      Statements of Changes in Net Assets . . . . . . . . . . . . .         5
      Financial Highlights  . . . . . . . . . . . . . . . . . . . .         6
SHORT/INTERMEDIATE U.S. GOVERNMENT
  SECURITIES PORTFOLIO
      Statement of Assets and Liabilities . . . . . . . . . . . . .         7
      Statement of Operations . . . . . . . . . . . . . . . . . . .         7
      Statements of Changes in Net Assets . . . . . . . . . . . . .         8
      Financial Highlights  . . . . . . . . . . . . . . . . . . . .         8
      Schedule of Portfolio Investments . . . . . . . . . . . . . .         9
SHORT/INTERMEDIATE U.S. GOVERNMENT
  SECURITIES FUND
      Notes to Financial Statements . . . . . . . . . . . . . . . .        10
      Report of Independent Accountants . . . . . . . . . . . . . .        11
SHORT/INTERMEDIATE U.S. GOVERNMENT
  SECURITIES PORTFOLIO
      Notes to Financial Statements . . . . . . . . . . . . . . . .        12
      Report of Independent Accountants . . . . . . . . . . . . . .        13


For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the Short/Intermediate U.S. Government Securities Fund may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Investment Funds:

BT INVESTMENT FUNDS
INVESTORS FIDUCIARY TRUST COMPANY
127 WEST 10TH STREET
KANSAS CITY, MO 64105
(800) 368-4031

BT INVESTMENT FUNDS
SIGNATURE BROKER-DEALER SERVICES, INC.
6 ST. JAMES AVENUE
BOSTON, MA 02116
(800) 545-1074

You may write to the Short/Intermediate U.S. Government Securities Fund at the following address:

BT INVESTMENT FUNDS
6 ST. JAMES AVENUE
BOSTON, MA 02116

              SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND               2
              ------------------------------------------------------------------


INTRODUCTION FROM PRESIDENT
================================================================================

     February 2, 1996

     Dear Shareholders:

     We are pleased to present your 1995 Annual Report for the BT Investment Funds Short/Intermediate U.S. Government Securities Fund. This report provides you with an investment overview as well as a financial summary of the Fund's operations for the year ended December 31, 1995. We have also included a Letter to Shareholders from the Investment Adviser detailing the factors that affected the Fund's performance and a performance chart which illustrates your Fund's return versus a relevant financial index. Also presented in your report is a pie chart displaying diversification of portfolio investments, financial statements, financial highlights and a listing of the portfolio's holdings.

     Looking ahead, we will continue monitoring the economic conditions and how they affect the financial markets.

     We appreciate your ongoing support of the BT Investment Funds Short/Intermediate U.S. Government Securities Fund and are looking forward to serving your investment needs.



     Philip W. Coolidge
     President


LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================


     The Short/Intermediate U.S. Government Securities Fund (the "Fund") returned 9.54% for the year ended December 31, 1995.

     Overall, the bond market had one of its best years ever in 1995. In fact, the magnitude and strength of the bond market rally took many by surprise. The impact of the Federal Reserve Board's monetary policy was felt more quickly than anticipated, and evidence of a slowing economy and continued low inflation created a climate of optimism that pushed rates down across the board. The yield curve, over the course of the twelve months, steepened, with the intermediate range experiencing the greatest change along the curve. Specifically, yields on 5-year Treasury Notes declined by 2.45% over the year, and yields on 2-year Treasury Notes declined by more than 2.50%.

     To take advantage of the price appreciation of bonds during this period, the Fund remained overweighted in Treasury securities, which tend to outperform in a rally. Plus, in contrast to the first six months of 1995 when the Fund was affected by the changing shape of the yield curve, the Fund was able to capture part of the strong total returns produced by the rally in the second half of the year when the yield curve steepened again. We lengthened the Fund's maturity from its defensive neutral position to longer than the benchmark toward the end of the third quarter, and this strategy particularly benefitted the Fund's performance in the fourth quarter.

     The Fund is maintaining its longer maturity as compared to the Index as we begin 1996. This stance reflects both the output of our proprietary duration model and our belief that the bond market environment will remain positive as the U.S. government negotiates a balanced budget, inflation continues to stay in check, and the Federal Reserve Board, which cut interest rates for the second time in 1995 on December 19, may do so again early this year.

              SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND               3
              ------------------------------------------------------------------

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================

     The following graph illustrates the Fund's return versus the Lehman 1-3 Year Government Index from August 31, 1992 to December 31, 1995, assuming a $10,000 initial investment:

================================================================================
COMPARISON OF CHANGE
IN VALUE OF A $10,000
INVESTMENT IN THE                            [FIGURE 1]
SHORT/INTERMEDIATE
U.S. GOVERNMENT
SECURITIES FUND AND
THE LEHMAN 1-3 YEAR
GOVERNMENT INDEX

                   Lehman 1-3 Year             Short/Intermediate U.S.
                   Government Index           Government Securities Fund
8/31/92                 10,000                          10,000
9/30/92                 10,109                          10,094
12/31/92                10,026                          10,115
3/31/93                 10,286                          10,333
6/30/93                 10,383                          10,448
9/30/93                 10,585                          10,592
12/31/93                10,636                          10,659
3/31/94                 10,551                          10,607
6/30/94                 10,561                          10,607
9/30/94                 10,582                          10,714
12/31/94                10,592                          10,714
3/31/95                 10,895                          11,070
6/30/95                 11,223                          11,421
9/30/95                 11,360                          11,591
12/31/95                11,603                          11,876

          TOTAL RETURN
    ENDED DECEMBER 31, 1995
One Year               Since 8/24/92*
9.54%                      16.34%

*The Fund's inception date

Investment return and principal
value may fluctuate so that shares,
when redeemed, may be worth
more or less than their original cost.

================================================================================

OBJECTIVE                     Seeks high level of current income with
                              the preservation of capital.
--------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS        Direct obligations issued or guaranteed
                              by the U.S. Government, or its agencies and
                              instrumentalities, including repurchase
                              agreements collateralized by U.S.
                              Government obligations. The average
                              weighted maturity of securities will
                              range from two to five years.
--------------------------------------------------------------------------------
DIVERSIFICATION OF PORTFOLIO
INVESTMENTS BY ASSET TYPE
as of December 31, 1995
(percentages are based on market value)

U.S. Treasury Notes                    80.92%
Repurchase Agreement                   16.41%
U.S. Government Agency                  2.67%

[FIGURE 2]


================================================================================

ABOUT THE            LOU HUDSON
PORTFOLIO MANAGER    Vice President
                     - Thirty-three years of investment experience
                     - Specializes in short-intermediate fixed income securities
                     - BA--City College of New York

              SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND               4
              ------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
=========================================================================================================================
December 31, 1995
-------------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------------
    Investment in Short/Intermediate U.S. Government Securities Portfolio, at Value                          $23,213,347
-------------------------------------------------------------------------------------------------------------------------
    Prepaid Expenses and Other                                                                                     7,235
-------------------------------------------------------------------------------------------------------------------------
    Due from Bankers Trust                                                                                         4,823
-------------------------------------------------------------------------------------------------------------------------
    Total Assets                                                                                              23,225,405
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------------
    Payable for Shares of Beneficial Interest Redeemed                                                            25,678
-------------------------------------------------------------------------------------------------------------------------
    Dividends Payable                                                                                              7,197
-------------------------------------------------------------------------------------------------------------------------
    Accrued Expenses and Other                                                                                    24,467
-------------------------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                                             57,342
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS (Applicable to 2,326,397 Outstanding Shares of $0.001 Par Value
Per Share, Unlimited Number of Shares of Beneficial Interest Authorized)                                     $23,168,063
=========================================================================================================================
NET ASSET VALUE, Subscription and Redemption Price Per Share
($23,168,063/2,326,397 Shares)                                                                               $      9.96
=========================================================================================================================
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
    Paid-in Capital                                                                                          $23,162,691
-------------------------------------------------------------------------------------------------------------------------
    Undistributed Net Realized Gain from Securities Transactions                                                  55,911
-------------------------------------------------------------------------------------------------------------------------
    Net Unrealized Depreciation on Securities                                                                    (50,539)
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                                $23,168,063
=========================================================================================================================
STATEMENT OF OPERATIONS
=========================================================================================================================
For the year ended December 31, 1995
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------------
    Income Allocated from Short/Intermediate U.S. Government Securities Portfolio, net                        $1,200,715
-------------------------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------------------
    Administration and Services                                                          $ 108,374
-------------------------------------------------------------------------------------------------------------------------
    Shareholders Reports                                                                    17,022
-------------------------------------------------------------------------------------------------------------------------
    Registration                                                                            15,186
-------------------------------------------------------------------------------------------------------------------------
    Professional                                                                             8,879
-------------------------------------------------------------------------------------------------------------------------
    Amortization of Organizational Expenses                                                  1,164
-------------------------------------------------------------------------------------------------------------------------
    Trustees                                                                                 2,077
-------------------------------------------------------------------------------------------------------------------------
    Miscellaneous                                                                            1,756
-------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                         154,458
-------------------------------------------------------------------------------------------------------------------------
    Less: Expenses Absorbed by Bankers Trust                                               (46,084)              108,374
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                          1,092,341
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES
-------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain from Securities Transactions                                                               337,315
-------------------------------------------------------------------------------------------------------------------------
    Net Unrealized Appreciation on Securities                                                                    297,631
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES                                                                   634,946
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                    $1,727,287
=========================================================================================================================

              See Notes to Financial Statements on Pages 10 and 11

              SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND               5
              ------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
=========================================================================================================================
                                                                                        For the                  For the
                                                                                     year ended               year ended
                                                                                       December                 December
                                                                                       31, 1995                 31, 1994
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
    Net Investment Income                                                           $ 1,092,341                $ 590,680
-------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss) from Securities Transactions                               337,315                 (296,803)
-------------------------------------------------------------------------------------------------------------------------
    Net Unrealized Appreciation (Depreciation) on Securities                            297,631                 (337,589)
-------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets from Operations                             1,727,287                  (43,712)
-------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
    Net Investment Income                                                            (1,092,347)                (590,674)
-------------------------------------------------------------------------------------------------------------------------
    Net Decrease in Net Assets from Distributions                                    (1,092,347)                (590,674)
-------------------------------------------------------------------------------------------------------------------------

FROM TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
-------------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets from Transactions in
      Shares of Beneficial Interest                                                   8,444,966                  579,998
-------------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE (DECREASE) IN NET ASSETS                                           9,079,906                  (54,388)
=========================================================================================================================

NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
    Beginning of Year                                                                14,088,157               14,142,545
-------------------------------------------------------------------------------------------------------------------------
    End of Year                                                                     $23,168,063              $14,088,157
=========================================================================================================================



              See Notes to Financial Statements on Pages 10 and 11

              SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND               6
              ------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the Short/Intermediate U.S. Government Securities Fund.

============================================================================================================================
                                                                                                              For the period
                                                                                                             August 24, 1992
                                                               For the year ended December 31,                 (Commencement
                                                       ------------------------------------------------    of Operations) to
                                                           1995                1994                1993    December 31, 1992
============================================================================================================================
SELECTED PER SHARE DATA

Net Asset Value, Beginning of Period                    $  9.61             $ 10.07             $  9.92              $10.00
                                                        -------             -------             -------              ------
Income from Investment Operations
    Net Investment Income                                  0.55                0.42                0.39                0.13
    Net Realized and Unrealized Gain
      (Loss) on Securities                                 0.35               (0.46)               0.21               (0.08)
                                                        -------             -------             -------              ------
    Total from Investment Operations                       0.90               (0.04)               0.60                0.05
                                                        -------             -------             -------              ------
Distributions from
    Net Investment Income                                 (0.55)              (0.42)              (0.39)              (0.13)
    Net Realized Gain from Securities Transactions           --                  --               (0.06)                 --
                                                        -------             -------             -------              ------
    Total Distributions                                   (0.55)              (0.42)              (0.45)              (0.13)
                                                        -------             -------             -------              ------
Net Asset Value, End of Period                          $  9.96             $  9.61             $ 10.07              $ 9.92
                                                        =======             =======             =======              ======


TOTAL INVESTMENT RETURN                                   9.54%              (0.42%)              6.09%              1.48%*

RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average Net Assets      5.54%               4.28%               3.68%              3.80%*
Ratio of Expenses to Average Net Assets, Including
    Expenses of the Short/Intermediate U.S.
    Government Securities Portfolio                       0.85%               0.85%               0.85%              0.85%*
Decrease Reflected in Above Expense Ratio
    Due to Absorption of Expenses by Bankers Trust        0.28%               0.53%               0.57%              3.29%*

Net Assets, End of Period (000's omitted)               $23,168             $14,088             $14,143             $1,812

*   Annualized

              See Notes to Financial Statements on Pages 10 and 11

              SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO          7
              ------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
===============================================================================================================
December 31, 1995
---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
    Investments, at Value (Cost $56,358,485, including Repurchase Agreement
      amounting to $9,278,124)                                                                     $56,532,772
---------------------------------------------------------------------------------------------------------------
    Interest Receivable                                                                                613,544
---------------------------------------------------------------------------------------------------------------
    Prepaid Expenses and Other Assets                                                                   23,588
---------------------------------------------------------------------------------------------------------------
    Total Assets                                                                                    57,169,904
---------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------
    Due to Bankers Trust                                                                                 3,102
---------------------------------------------------------------------------------------------------------------
    Payable for Securities Purchased                                                                 1,966,313
---------------------------------------------------------------------------------------------------------------
    Accrued Expenses and Other                                                                          22,576
---------------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                                1,991,991
---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $55,177,913
===============================================================================================================
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
    Paid-in Capital                                                                                $55,003,626
---------------------------------------------------------------------------------------------------------------
    Net Unrealized Appreciation on Securities                                                          174,287
---------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                      $55,177,913
===============================================================================================================

STATEMENT OF OPERATIONS
===============================================================================================================
For the year ended December 31, 1995
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
    Interest                                                                                        $3,342,884
---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
    Advisory                                                                    $130,819
---------------------------------------------------------------------------------------------------------------
    Administration and Services                                                   26,164
---------------------------------------------------------------------------------------------------------------
    Professional                                                                  21,223
---------------------------------------------------------------------------------------------------------------
    Miscellaneous                                                                  2,265
---------------------------------------------------------------------------------------------------------------
    Trustees                                                                       1,917
---------------------------------------------------------------------------------------------------------------
    Total Expenses                                                               182,388
---------------------------------------------------------------------------------------------------------------
    Less: Expenses Absorbed by Bankers Trust                                     (25,406)              156,982
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                3,185,902
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES
---------------------------------------------------------------------------------------------------------------
    Net Realized Gain from Securities Transactions                                                     834,099
---------------------------------------------------------------------------------------------------------------
    Net Unrealized Appreciation on Securities                                                          965,227
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES                                                       1,799,326
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                          $4,985,228
===============================================================================================================


                  See Notes to Financial Statements on Page 12

              SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO          8
              ------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================================================
                                                                                 For the               For the
                                                                              year ended            year ended
                                                                                December              December
                                                                                31, 1995              31, 1994
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
    Net Investment Income                                                   $  3,185,902          $  1,768,139
---------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss) from Securities Transactions                        834,099              (765,789)
---------------------------------------------------------------------------------------------------------------
    Net Unrealized Appreciation (Depreciation) on Securities                     965,227              (800,099)
---------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets from Operations                                 4,985,228               202,251
---------------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
    Proceeds from Capital Invested                                            24,442,594            45,632,673
---------------------------------------------------------------------------------------------------------------
    Value of Capital Withdrawn                                               (21,520,447)          (16,293,202)
---------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets from Capital Transactions                       2,922,147            29,339,471
---------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE IN NET ASSETS                                               7,907,375            29,541,722
===============================================================================================================

NET ASSETS
---------------------------------------------------------------------------------------------------------------
    Beginning of Year                                                         47,270,538            17,728,816
---------------------------------------------------------------------------------------------------------------
    End of Year                                                             $ 55,177,913          $ 47,270,538
---------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the periods indicated for the Short/Intermediate U.S. Government Securities Portfolio.

--------------------------------------------------------------------------------------------------------------------------
                                                                                                           For the period
                                                                                                          August 24, 1992
                                                                 For the year ended December 31,            (Commencement
                                                           ------------------------------------------   of Operations) to
                                                             1995            1994             1993      December 31, 1992
--------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average
    Net Assets                                              6.09%            4.91%            4.25%                 4.36%*

Ratio of Expenses to Average Net Assets                     0.30%            0.30%            0.30%                 0.30%*

Decrease Reflected in Above Ratio of Expenses
    to Average Net Assets Due to Absorption of
    Expenses by Bankers Trust                               0.05%            0.09%            0.25%                 1.41%*

Portfolio Turnover Rate                                      246%             202%             267%                   75%

Net Assets, End of Period (000's omitted)                 $55,178          $47,271          $17,729                $4,999

*   Annualized


                 See Notes to Financial Statements on Page 12

              SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO          9
              ------------------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995


PRINCIPAL
AMOUNT           DESCRIPTION                                     VALUE
=======================================================================
                 U.S. GOVERNMENT &
                 AGENCY OBLIGATIONS - 85.64%
-----------------------------------------------------------------------
                 U.S. TREASURY NOTES - 82.91%
-----------------------------------------------------------------------
$    1,500,000   7.50%, 12/31/96                           $ 1,533,750
-----------------------------------------------------------------------
     5,000,000   6.625%, 3/31/97                             5,087,500
-----------------------------------------------------------------------
     7,000,000   5.875%, 7/31/97                             7,074,375
-----------------------------------------------------------------------
    13,980,000   5.625%, 10/31/97                           14,082,613
-----------------------------------------------------------------------
    15,300,000   5.50%, 11/15/98                            15,412,302
-----------------------------------------------------------------------
     1,000,000   7.125%, 9/30/99                             1,060,000
-----------------------------------------------------------------------
     1,472,000   5.75%, 10/31/00                             1,495,000
-----------------------------------------------------------------------
                                                            45,745,540
=======================================================================
                 U.S. GOVERNMENT AGENCY - 2.73%
-----------------------------------------------------------------------
     1,500,000   Tennessee Valley Authority,
                 6.00%, 1/15/97                              1,509,108
=======================================================================
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $47,080,361)                                         $47,254,648
=======================================================================
                 SHORT-TERM INVESTMENT - 16.82%
-----------------------------------------------------------------------
                 REPURCHASE AGREEMENT - 16.82%
-----------------------------------------------------------------------
$    9,278,124   Repurchase Agreement with Sanwa Bank,
                 Dated 12/29/95, 5.85%, Principal and
                 Interest in the Amount of $9,282,647,
                 (Cost $9,278,124), due 1/2/96,
                 (Collateralized by U.S. Treasury Notes,
                 Par Value $6,036,000, 10.625%,
                 due 8/15/15 Value at $9,236,966)          $ 9,278,124
=======================================================================
TOTAL INVESTMENTS
(Cost $56,358,485)                          102.46%        $56,532,772
-----------------------------------------------------------------------
Liabilities in Excess of Other Assets        (2.46%)        (1,354,859)
-----------------------------------------------------------------------
NET ASSETS                                  100.00%        $55,177,913
=======================================================================


                  See Notes to Financial Statements on Page 12

              SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND              10
              ------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 -- ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Short/Intermediate U.S. Government Securities Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on August 24, 1992. The Fund invests substantially all of its assets in the Short/Intermediate U.S. Government Securities Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1995, the Fund's investment was approximately 42% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. Investment Income

The Fund earns interest income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. Organizational Expenses

Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a period of sixty months.

D. Dividends

The Fund declares dividends daily from net investment income and pays these dividends monthly. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date, which is the same as the declaration date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually to the extent they are not offset by any capital loss carryforwards.

E. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

F. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.55 of 1% of the Fund's average daily net assets. For the year ended December 31, 1995, this fee aggregated $108,374.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended December 31, 1995, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.55 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
0.85 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended December 31, 1995, expenses of the Fund have been reduced $46,084.

              SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND              11
              ------------------------------------------------------------------



NOTES TO FINANCIAL STATEMENTS
================================================================================

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3 -- SHARES OF BENEFICIAL INTEREST

At December 31, 1995, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                               For the year ended             For the year ended
                               December 31, 1995              December 31, 1994
                          -------------------------       -------------------------
                            Shares         Amount           Shares         Amount
                          ----------    -----------       ---------     -----------
Sold                      1,260,050     $12,376,853        967,064      $ 9,406,195
Reinvested                  101,095         996,808         43,948          549,453
Redeemed                   (500,145)     (4,928,695)      (950,701)      (9,375,650)
                          ---------     -----------       --------      -----------
Net Increase                861,000     $ 8,444,966         60,311      $   579,998
                          =========     ===========       ========      ===========

NOTE 4 -- CAPITAL LOSS CARRYFORWARD

At December 31, 1995, the accumulated net realized capital loss carryforward available as a reduction against future net realized capital gains aggregated $67,939 which will expire in 2002.


REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Shareholders of
BT Investment Funds:

We have audited the accompanying statement of assets and liabilities of the Short/Intermediate U.S. Government Securities Fund (one of the funds comprising BT Investment Funds) as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period August 24, 1992 (commencement of operations) to December 31, 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, present fairly, in all material respects, the financial position of the Short/Intermediate U.S. Government Securities Fund of BT Institutional Funds as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 2, 1996

              SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO         12
              ------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

The Short/Intermediate U.S. Government Securities Portfolio (the "Portfolio') is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991, as an unincorporated trust under the laws of New York and commenced operations on August 24, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are carried at fair market value as determined by an independent pricing service at the end of each business day. Short-term obligations with remaining maturities of 60 days or less, are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Board of Trustees.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from security transactions are recorded on the identified cost basis.

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

E. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $26,164.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.25 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $130,819.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.30 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1995, expenses of the Portfolio have been reduced $25,406.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments of long-term U.S. Government obligations, for the year ended December 31, 1995, were $132,638,189 and $109,527,306, respectively. The net unrealized appreciation of investments amounted to $174,287, consisting of gross unrealized appreciation of $211,820 and gross unrealized depreciation of $37,533. The cost of investments for federal income tax purposes was substantially the same as for financial reporting purposes.

              SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO         13
              ------------------------------------------------------------------


REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial Interest of the Short/Intermediate U.S. Government
Securities Portfolio:

We have audited the accompanying statement of assets and liabilities of the Short/Intermediate U.S. Government Securities Portfolio, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period August 24, 1992 (commencement of operations) to December 31, 1992. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Short/Intermediate U.S. Government Securities Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 2, 1996

BT INVESTMENT FUNDS


INTERMEDIATE
TAX FREE
FUND

ANNUAL REPORT
DECEMBER 31, 1995

                     INTERMEDIATE TAX FREE FUND                                1
                     -----------------------------------------------------------

TABLE OF CONTENTS
================================================================================
INTRODUCTION FROM PRESIDENT . . . . . . . . . . . . . . . . . . . . . .       2
LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER  . . . . . . . . . . . .       2
INTERMEDIATE TAX FREE FUND
    Statement of Assets and Liabilities . . . . . . . . . . . . . . . .       4
    Statement of Operations . . . . . . . . . . . . . . . . . . . . . .       4
    Statements of Changes in Net Assets . . . . . . . . . . . . . . . .       5
    Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . .       6
INTERMEDIATE TAX FREE PORTFOLIO
    Statement of Assets and Liabilities . . . . . . . . . . . . . . . .       7
    Statement of Operations . . . . . . . . . . . . . . . . . . . . . .       7
    Statements of Changes in Net Assets . . . . . . . . . . . . . . . .       8
    Financial Highlights . . .. . . . . . . . . . . . . . . . . . . . .       8
    Schedule of Portfolio Investments . . . . . . . . . . . . . . . . .       9
INTERMEDIATE TAX FREE FUND
    Notes to Financial Statements . . . . . . . . . . . . . . . . . . .      11
    Report of Independent Accountants . . . . . . . . . . . . . . . . .      12
INTERMEDIATE TAX FREE PORTFOLIO
    Notes to Financial Statements . . . . . . . . . . . . . . . . . . .      13
    Report of Independent Accountants . . . . . . . . . . . . . . . . .      14

For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the Intermediate Tax Free Fund may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Investment Funds:

BT INVESTMENT FUNDS
INVESTORS FIDUCIARY TRUST COMPANY
127 WEST 10TH STREET
KANSAS CITY, MO 64105
(800) 368-4031

BT INVESTMENT FUNDS
SIGNATURE BROKER-DEALER SERVICES, INC.
6 ST. JAMES AVENUE
BOSTON, MA 02116
(800) 545-1074

You may write to the Intermediate Tax Free Fund at the following address:

BT INVESTMENT FUNDS
6 ST. JAMES AVENUE
BOSTON, MA 02116

                     INTERMEDIATE TAX FREE FUND                                2
                     -----------------------------------------------------------


INTRODUCTION FROM PRESIDENT
================================================================================

     February 7, 1996

     Dear Shareholders:

     We are pleased to present your 1995 Annual Report for the BT Investment Funds Intermediate Tax Free Fund. This report provides you with an investment overview as well as a financial summary of the Fund's operations for the year ended December 31, 1995. We have also included a Letter to Shareholders from Investment Adviser, detailing the factors that affected the Fund's performance and a performance chart which illustrates your Fund's return versus a relevant financial index. Also presented in your Report is a pie chart displaying diversification of Portfolio investments, financial statements, financial highlights and a listing of the Portfolio's holdings.

     Looking ahead, we will continue to monitor the economic conditions and how they affect the financial markets.

     We appreciate your ongoing support of the Intermediate Tax Free Fund and are looking forward to serving your investment needs.



     Philip W. Coolidge
     President


LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================

     The Intermediate Tax Free Fund (the "Fund") returned 13.71% for the year ended December 31, 1995, outperforming the Lipper Intermediate Municipal Debt Average, which returned 12.89%.

     In general, the tax-exempt market participated in the same rally experienced by much of the bond market in 1995, benefitting from slower economic growth, moderate inflation, and declining interest rates. As indicated in our last report, the first six months of the year were mixed for the tax-exempt sector. But even with continuing concerns about tax reform, the second half of the year saw intermediate tax-exempt yields fall, as the municipal bond market caught up with the lead of Treasuries, which had rallied earlier in the year. Supply and demand of tax-exempt issues stayed low through the first nine months of the year. However, as municipalities took advantage of lower yields to finance capital improvements, supply was higher in the fourth quarter of 1995 than it had been in the same period one year earlier.

     The Fund's strategy remained conservative and focused on high quality issues. Its performance benefitted from duration positioning, ranging over the year, from three to six months longer than its benchmark. The Fund also benefitted from strong issue selection. During the third quarter, for instance, Los Angeles County became the second California county to experience financial difficulties. The Fund, however, was not impacted, since, after a large and timely trade out of these securities in April, it owned none of the affected bonds. Conversely, it benefitted from its emphasis on Florida and New York paper, which was trading cheaply on a relative value basis when the Fund bought it in the fourth quarter.

     Looking ahead, the possibility of an increasing supply in the municipal market may limit further upward potential. Still, we intend to keep the Fund with a long duration relative to its benchmark, since the factors which have driven interest rates down--slow growth, low inflation, and easier monetary policy--remain in place as we enter 1996.

                     INTERMEDIATE TAX FREE FUND                                3
                     -----------------------------------------------------------


LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================

     The following graph illustrates the Fund s return versus the Lehman 7 Year G.O. Bond Index since July 31, 1992, assuming a $10,000 initial investment:

================================================================================
COMPARISON OF CHANGE
IN VALUE OF A $10,000
INVESTMENT IN THE                              [FIGURE 1]
INTERMEDIATE TAX
FREE FUND AND
THE LEHMAN 7 YEAR
G.O. BOND INDEX


                        Intermediate                Lehman
                          Tax Free                7 Year G.O.
                            Fund                  Bond Index
 7/31/92                  10,000                     10,000
 9/30/92                   9,957                     10,450
12/31/92                  10,127                     10,782
 3/31/93                  10,425                     11,089
 6/30/93                  10,703                     11,414
 9/30/93                  11,006                     11,569
12/31/93                  11,110                     11,068
 3/31/94                  10,668                     11,221
 6/30/94                  10,770                     11,308
 9/30/94                  10,836                     11,195
12/31/94                  10,712                     11,801
 3/31/95                  11,247                     11,821
 6/30/95                  12,117                     11,533
 9/30/95                  11,778                     12,518
12/31/95                  12,130                     12,826


                    TOTAL RETURN
               ENDED DECEMBER 31, 1995
         One Year                Since 7/20/92*
         13.71%                       22.08%

*The Fund's inception date

Investment return and principal
value may fluctuate so that shares,
when redeemed, may be worth
more or less than their original cost.
================================================================================
Objective                  Seeks high current income exempt from Federal taxes
                           with moderate risk to capital.
--------------------------------------------------------------------------------
Investment Instruments     Diversified range of high grade intermediate term
                           securities issued by states and their political
                           subdivisions, authorities, agencies and
                           instrumentalities, providing income exempt from
                           Federal income taxes. The weighted average maturity
                           of securities will range from three to eight years.
--------------------------------------------------------------------------------
DIVERSIFICATION OF PORTFOLIO
INVESTMENTS BY STATE
as of December 31, 1995
(percentages are based on market value)
================================================================================

FLORIDA                                7.22%
ARIZONA                                5.51%
CALIFORNIA                             6.05%
ILLINOIS                               8.32%
KANSAS                                 4.72%
NEW YORK                              28.06%
OHIO                                   5.06%
TEXAS                                 12.34%
OTHER                                 22.72%

[FIGURE 2]


* NO ONE STATE REPRESENTS MORE THAN 4.00% OF PORTFOLIO HOLDINGS.


ABOUT THE                             GARY POLLACK
PORTFOLIO MANAGER                     VICE PRESIDENT

- Heads the Municipal Bond Team for Bankers Trust's Global Investment Management Group

- 16 years of investment experience including tax-exempt portfolio management and credit analysis

-   B.A. and M.A. from the State University of New York at Albany

                     INTERMEDIATE TAX FREE FUND                                4
                     -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
=======================================================================================================================
December 31, 1995
-----------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------
    Investment in Intermediate Tax Free Portfolio, at Value                                                 $22,252,574
-----------------------------------------------------------------------------------------------------------------------
    Prepaid Expenses and Other                                                                                    6,621
-----------------------------------------------------------------------------------------------------------------------
    Due from Bankers Trust                                                                                       15,271
-----------------------------------------------------------------------------------------------------------------------
    Total Assets                                                                                             22,274,466
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------
    Payable for Shares of Beneficial Interest Redeemed                                                           17,000
-----------------------------------------------------------------------------------------------------------------------
    Dividends Payable                                                                                            23,868
-----------------------------------------------------------------------------------------------------------------------
    Accrued Expenses and Other                                                                                   20,492
-----------------------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                                            61,360
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS (Applicable to 2,104,168 Outstanding Shares of $0.001 Par Value
Per Share, Unlimited Number of Shares of Beneficial Interest Authorized)                                    $22,213,106
=======================================================================================================================
NET ASSET VALUE, Subscription and Redemption Price Per Share
($22,213,106/2,104,168 Shares)                                                                              $     10.56
=======================================================================================================================
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
    Paid-in Capital                                                                                         $21,730,133
-----------------------------------------------------------------------------------------------------------------------
    Accumulated Net Realized Loss from Securities Transactions                                                 (980,979)
-----------------------------------------------------------------------------------------------------------------------
    Net Unrealized Appreciation on Securities                                                                 1,463,952
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                               $22,213,106
=======================================================================================================================
STATEMENT OF OPERATIONS
=======================================================================================================================
For the year ended December 31, 1995
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------
    Income Allocated from Intermediate Tax Free Portfolio, net                                               $1,199,984
-----------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------
    Administration and Services                                                            $  96,355
-----------------------------------------------------------------------------------------------------------------------
    Shareholders Reports                                                                      19,470
-----------------------------------------------------------------------------------------------------------------------
    Registration                                                                              15,496
-----------------------------------------------------------------------------------------------------------------------
    Professional                                                                               9,001
-----------------------------------------------------------------------------------------------------------------------
    Trustees                                                                                   2,027
-----------------------------------------------------------------------------------------------------------------------
    Miscellaneous                                                                              2,622
-----------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                           144,971
-----------------------------------------------------------------------------------------------------------------------
    Less: Expenses Absorbed by Bankers Trust                                                 (48,616)            96,355
-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                         1,103,629
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES
-----------------------------------------------------------------------------------------------------------------------
    Net Realized Gain from Securities Transactions                                                              373,106
-----------------------------------------------------------------------------------------------------------------------
    Net Unrealized Appreciation on Securities                                                                 1,660,101
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES                                                                2,033,207
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                   $3,136,836
=======================================================================================================================

              See Notes to Financial Statements on Pages 11 and 12

                     INTERMEDIATE TAX FREE FUND                                5
                     -----------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================================
                                                                                   For the                  For the
                                                                                year ended               year ended
                                                                                  December                 December
                                                                                  31, 1995                 31, 1994
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
    Net Investment Income                                                      $ 1,103,629              $ 1,229,998
-------------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss) from Securities Transactions                          373,106               (1,317,897)
-------------------------------------------------------------------------------------------------------------------
    Net Unrealized Appreciation (Depreciation) on Securities                     1,660,101               (1,188,163)
-------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets from Operations                        3,136,836               (1,276,062)
-------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------
    Net Investment Income                                                       (1,103,629)              (1,229,998)
-------------------------------------------------------------------------------------------------------------------
    Net Realized Gain from Securities Transactions                                  --                         (955)
-------------------------------------------------------------------------------------------------------------------
    Net Decrease in Net Assets from Distributions                               (1,103,629)              (1,230,953)
-------------------------------------------------------------------------------------------------------------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
-------------------------------------------------------------------------------------------------------------------
    Net Decrease in Net Assets from Transactions in Shares of
    Beneficial Interest                                                         (5,123,127)              (3,898,488)
-------------------------------------------------------------------------------------------------------------------

    TOTAL DECREASE IN NET ASSETS                                                (3,089,920)              (6,405,503)
===================================================================================================================

NET ASSETS
-------------------------------------------------------------------------------------------------------------------
    Beginning of Year                                                           25,303,026               31,708,529
-------------------------------------------------------------------------------------------------------------------
    End of Year                                                                $22,213,106              $25,303,026
===================================================================================================================

              See Notes to Financial Statements on Pages 11 and 12

                     INTERMEDIATE TAX FREE FUND                                6
                     -----------------------------------------------------------

FINANCIAL HIGHLIGHTS
================================================================================

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods presented for the Intermediate Tax Free Fund.

=================================================================================================================================
                                                                                                                   For the period
                                                                                                                    July 20, 1992
                                                                                                                    (Commencement
                                                                         For the year ended December 31,           of Operations)
                                                                  -------------------------------------------         to December
                                                                     1995               1994             1993            31, 1992
=================================================================================================================================
SELECTED PER SHARE DATA

Net Asset Value, Beginning of Period                               $ 9.72             $10.54           $ 9.99              $10.00
                                                                   ------             ------           ------              ------

Income from Investment Operations
   Net Investment Income                                             0.47               0.42             0.41                0.16
   Net Realized and Unrealized Gain (Loss)
     on Securities                                                   0.84              (0.82)            0.57               (0.01)
                                                                   ------             ------           ------              ------

   Total from Investment Operations                                  1.31              (0.40)            0.98                0.15
                                                                   ------             ------           ------              ------

Distributions From
   Net Investment Income                                            (0.47)             (0.42)           (0.41)              (0.16)
   Net Realized Gain from Securities Transactions                      --                 --            (0.02)                 --
                                                                   ------             ------           ------              ------

   Total Distributions                                              (0.47)             (0.42)           (0.43)              (0.16)
                                                                   ------             ------           ------              ------

Net Asset Value, End of Period                                     $10.56             $ 9.72           $10.54              $ 9.99
                                                                   ======             ======           ======              ======


TOTAL INVESTMENT RETURN                                             13.71%            (3.81)%            9.94%               3.42%*

RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average Net Assets                 4.58%              4.20%            3.88%               3.72%*
Ratio of Expenses to Average Net Assets, Including
   Expenses of the Intermediate Tax Free Portfolio                   0.85%              0.85%            0.85%               0.85%*
Decrease Reflected in Above Expense Ratio
   Due to Absorption of Expenses by Bankers Trust                    0.28%              0.36%            0.35%               0.80%*

Net Assets, End of Period (000's omitted)                          $22,213            $25,303          $31,709              $9,992

* Annualized



              See Notes to Financial Statements on Pages 11 and 12

                     INTERMEDIATE TAX FREE PORTFOLIO                           7
                     -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
========================================================================================================================
December 31, 1995
------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------
    Investments, at Value (Cost $20,438,516)                                                                 $21,902,889
------------------------------------------------------------------------------------------------------------------------
    Cash                                                                                                          20,065
------------------------------------------------------------------------------------------------------------------------
    Interest and Other Receivables                                                                               342,956
------------------------------------------------------------------------------------------------------------------------
    Prepaid Expenses and Other                                                                                     1,576
------------------------------------------------------------------------------------------------------------------------
    Due from Bankers Trust                                                                                         4,843
------------------------------------------------------------------------------------------------------------------------
    Total Assets                                                                                              22,272,329
------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------
    Accrued Expenses and Other                                                                                    19,625
------------------------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                                             19,625
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                   $22,252,704
========================================================================================================================
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------
    Paid-in Capital                                                                                          $20,788,331
------------------------------------------------------------------------------------------------------------------------
    Net Unrealized Appreciation on Securities                                                                  1,464,373
------------------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                                $22,252,704
========================================================================================================================

STATEMENT OF OPERATIONS
========================================================================================================================
For the year ended December 31, 1995
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------------
    Interest                                                                                                  $1,308,894
------------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------
    Advisory                                                                            $ 96,572
------------------------------------------------------------------------------------------------------------------------
    Administration and Services                                                           12,072
------------------------------------------------------------------------------------------------------------------------
    Professional                                                                          14,493
------------------------------------------------------------------------------------------------------------------------
    Trustees                                                                               1,867
------------------------------------------------------------------------------------------------------------------------
    Miscellaneous                                                                          2,212
------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                       127,216
------------------------------------------------------------------------------------------------------------------------
    Less: Expenses Absorbed by Bankers Trust                                             (18,572)                108,644
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                          1,200,250
------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain from SecuritiesTransactions                                                                373,137
------------------------------------------------------------------------------------------------------------------------
    Net Unrealized Appreciation on Securities                                                                  1,660,679
------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES                                                                 2,033,816
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                    $3,234,066
========================================================================================================================

                  See Notes to Financial Statements on Page 13

                     INTERMEDIATE TAX FREE PORTFOLIO                           8
                     -----------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
=======================================================================================================================
                                                                                        For the                 For the
                                                                                     year ended              year ended
                                                                                       December                December
                                                                                       31, 1995                31, 1994
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                           $  1,200,250            $  1,347,292
-----------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities Transactions                                373,137              (1,317,949)
------------------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation (Depreciation) on Securities                           1,660,679              (1,188,059)
------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations                              3,234,066              (1,158,716)
------------------------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
   Proceeds from Capital Invested                                                     4,536,602              11,949,297
-----------------------------------------------------------------------------------------------------------------------
   Value of Capital Withdrawn                                                       (10,844,181)            (17,209,743)
------------------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets from Capital Transactions                              (6,307,579)             (5,260,446)
------------------------------------------------------------------------------------------------------------------------

   TOTAL DECREASE IN NET ASSETS                                                      (3,073,513)             (6,419,162)
========================================================================================================================

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   Beginning of Year                                                                 25,326,217              31,745,379
-----------------------------------------------------------------------------------------------------------------------
   End of Year                                                                     $ 22,252,704            $ 25,326,217
=======================================================================================================================


FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the periods presented for the Intermediate Tax Free Portfolio.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     For the period
                                                                                                                      July 20, 1992
                                                                     For the year ended December 31,                  (Commencement
                                                               --------------------------------------------       of Operations) to
                                                                   1995              1994            1993         December 31, 1992
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average
  Net Assets                                                       4.97%             4.58%           4.29%                    4.11%*

Ratio of Expenses to Average Net Assets                            0.45%             0.45%           0.45%                    0.45%*

Decrease Reflected in Above Ratio of Expenses
  to Average Net Assets Due to Absorption of
  Expenses by Bankers Trust                                        0.08%             0.14%           0.18%                    0.43%*

Portfolio Turnover Rate                                              95%              118%             40%                     132%

Net Assets, End of Period (000's omitted)                        $22,253           $25,326         $31,745                   $9,995

* Annualized



                  See Notes to Financial Statements on Page 13

                     INTERMEDIATE TAX FREE PORTFOLIO                           9
                     -----------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
====================================================================================
December 31, 1995

PRINCIPAL
AMOUNT             DESCRIPTION                                                 VALUE
====================================================================================
                   ARIZONA - 5.42%
------------------------------------------------------------------------------------
$1,080,000         Phoenix Arizona Series C,
                   6.375%, 7/1/02                                        $ 1,206,328
====================================================================================
                   CALIFORNIA - 5.95%
------------------------------------------------------------------------------------
 1,000,000         California State, 6.20%, 11/1/02                        1,102,570
------------------------------------------------------------------------------------
   205,000         California State Maturities,
                   5.90%, 9/1/02                                             222,179
------------------------------------------------------------------------------------
                                                                           1,324,749
====================================================================================
                   CONNECTICUT - 3.78%
------------------------------------------------------------------------------------
   500,000         Connecticut State Special Tax
                   Obligatory Revenue, Transportation
                   Infrastructure Series B, 5.90%, 9/1/05                    545,560
------------------------------------------------------------------------------------
   275,000         Connecticut State Special Tax
                   Obligatory Revenue, Transportation
                   Series A, 6.75%, 2/15/99                                  295,553
------------------------------------------------------------------------------------
                                                                             841,113
====================================================================================
                   DELAWARE - 2.55%
------------------------------------------------------------------------------------
   520,000         Delaware Transportation Authority,
                   6.10%, 7/1/02                                             566,322
====================================================================================
                   FLORIDA - 7.10%
------------------------------------------------------------------------------------
   550,000         Dade County Florida Aviation
                   Revenue Reference Series E,
                   5.40%, 10/1/07                                            576,565
------------------------------------------------------------------------------------
 1,000,000         Tampa Florida Water and Sewer
                   Revenue, 5.00%, 10/1/08                                 1,003,900
------------------------------------------------------------------------------------
                                                                           1,580,465
====================================================================================
                   ILLINOIS - 8.19%
------------------------------------------------------------------------------------
   700,000         Illinois State, 5.60%, 10/1/99                            734,167
------------------------------------------------------------------------------------
 1,000,000         Illinois State Sales Tax Series Q,
                   6.00%, 6/15/12                                          1,088,320
------------------------------------------------------------------------------------
                                                                           1,822,487
====================================================================================
                   INDIANA - 1.49%
------------------------------------------------------------------------------------
   300,000         Indiana University Revenue, Student
                   Fees Series H, 6.60%, 8/1/01                              331,902
====================================================================================
                   KANSAS - 4.64%
------------------------------------------------------------------------------------
 1,000,000         Kansas State Department of
                   Transportation Highway Revenue,
                   5.10%, 3/1/05                                           1,032,850
====================================================================================
                   KENTUCKY - 2.83%
------------------------------------------------------------------------------------
   600,000         Kentucky State Turnpike Authority
                   Economic Development Road
                   Revenue, 5.625%, 7/1/10                                   629,562
====================================================================================
                   MICHIGAN - 3.40%
------------------------------------------------------------------------------------
   500,000         Michigan State Building Authority
                   (AMBAC Insured) Series I,
                   6.00%, 10/1/02+                                           545,515
------------------------------------------------------------------------------------
   200,000         Michigan State Housing
                   Development Authority Single
                   Family Mortgage Revenue Series B,
                   6.30%, 12/1/03                                            210,414
------------------------------------------------------------------------------------
                                                                             755,929
====================================================================================
                   NEBRASKA - 1.44%
------------------------------------------------------------------------------------
   300,000         Nebraska Public Power District
                   Revenue, 5.70%, 1/1/05                                    320,799
====================================================================================
                   NEVADA - 2.40%
------------------------------------------------------------------------------------
   500,000         Clark County, Nevada (AMBAC
                   Insured), 5.70%, 7/1/03+                                  534,410
====================================================================================
                   NEW JERSEY - 1.09%
------------------------------------------------------------------------------------
   225,000         New Jersey State Turnpike
                   Authority Series A, 6.00%, 1/1/05                         241,654
====================================================================================
                   NEW YORK - 27.62%
------------------------------------------------------------------------------------
   500,000         New York City, New York G.O.,
                   5.625%, 8/1/01                                            510,650
------------------------------------------------------------------------------------
   400,000         New York City, New York G.O.,
                   Series B, Variable Rate Daily
                   Demand Note, 10/1/20                                      400,000
------------------------------------------------------------------------------------
   700,000         New York City, New York G.O.,
                   Subseries A-5, Variable Rate Daily
                   Demand Note, 8/1/15                                       700,000
------------------------------------------------------------------------------------
   500,000         New York City, New York G.O.,
                   Subseries B-2, Variable Rate Daily
                   Demand Note, 8/15/21                                      500,000
------------------------------------------------------------------------------------
 1,000,000         New York State Environmental
                   Facility Corporation Pollution
                   Control Revenue, 5.75%, 6/15/10                         1,070,670
------------------------------------------------------------------------------------
 1,000,000         New York State G.O., Series B,
                   5.50%, 8/15/06                                          1,052,150
------------------------------------------------------------------------------------
 1,000,000         New York State Power Authority
                   Revenue and General Purpose
                   Series CC (AMBAC Insured),
                   5.125%, 1/1/10+                                         1,003,220
------------------------------------------------------------------------------------
   900,000         Triborough Bridge and Tunnel
                   Authority New York Revenue
                   General Purpose Series A,
                   5.00%, 1/1/07                                             908,730
------------------------------------------------------------------------------------
                                                                           6,145,420
====================================================================================
                   OHIO - 4.98%
------------------------------------------------------------------------------------
 1,000,000         Ohio State Building Authority
                   Series A, 6.50%, 10/1/01                                1,108,080
====================================================================================
                   TEXAS - 12.15%
------------------------------------------------------------------------------------
 1,000,000         Austin, Texas Utility System
                   Revenue Series A, 6.00%, 11/15/04                       1,094,760
------------------------------------------------------------------------------------
   175,000         Garland, Texas Independent School
                   District, Series A, 6.40%, 2/15/98                        179,645
------------------------------------------------------------------------------------



                 See Notes to Financial Statements on Page 13

                     INTERMEDIATE TAX FREE PORTFOLIO                          10
                     -----------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
=============================================================================================================
December 31, 1995

PRINCIPAL
AMOUNT           DESCRIPTION                                                                            VALUE
=============================================================================================================
$  500,000       Texas State, G.O., Series A,
                 6.00%, 10/1/06                                                                     $ 551,900
-------------------------------------------------------------------------------------------------------------
   300,000       Texas Water Reserve Finance
                 Authority Revenue, 7.30%,
                 8/15/04                                                                              323,373
-------------------------------------------------------------------------------------------------------------
   500,000       University of Texas, 6.50%,
                 8/15/01                                                                              553,515
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,703,193
=============================================================================================================
                 WASHINGTON - 2.44%
-------------------------------------------------------------------------------------------------------------
   500,000       Washington State Series B,
                 6.00%, 5/1/02                                                                        543,370
=============================================================================================================
                 WISCONSIN - 0.96%
-------------------------------------------------------------------------------------------------------------
   200,000       Wisconsin State Transportation
                 Revenue Series A, 6.00%, 7/1/00                                                      214,256
=============================================================================================================
TOTAL INVESTMENTS
(Cost $20,438,516)                                                             98.43%             $21,902,889
-------------------------------------------------------------------------------------------------------------
Other Assets in Excess of Liabilities                                           1.57%                 349,815
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                    100.00%             $22,252,704
=============================================================================================================

+ Insured by American Municipal Bond Assurance Corporation ("AMBAC")



                  See Notes to Financial Statements on Page 13

                     INTERMEDIATE TAX FREE FUND                               11
                     -----------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Intermediate Tax Free Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on July 20, 1992. The Fund invests substantially all of its assets in the Intermediate Tax Free Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1995, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. Investment Income

The Fund earns interest income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio.

C. Organizational Expenses

Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a period of sixty months.

D. Dividends

It is the Fund's policy to declare dividends daily, and to pay these dividends monthly. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date, which is the same as the declaration date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

E. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.40 of 1% of the Fund's average daily net assets. For the year ended December 31, 1995, this fee aggregated $96,355.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended December 31, 1995, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.40 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
0.85 of 1% of the average daily net assets, including expenses of the Portfolio. For the year ended December 31, 1995, expenses of the Fund have been reduced by $48,616.

                     INTERMEDIATE TAX FREE FUND                               12
                     -----------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3 - CAPITAL SHARE TRANSACTIONS

At December 31, 1995, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                For the year ended                                  For the year ended
                                December 31, 1995                                    December 31, 1994
                        -----------------------------------              -----------------------------------------
                          Shares                  Amount                   Shares                        Amount
                        -----------           -------------              ----------                  -------------
Sold                       444,241            $   4,536,603               1,162,275                  $  11,934,197
Reinvested                  84,551                  868,327                 108,383                      1,087,379
Redeemed                (1,026,546)             (10,528,057)             (1,675,824)                   (16,920,064)
                        -----------             -----------              ----------                    -----------

Net Decrease              (497,754)           $  (5,123,127)               (405,166)                 $  (3,898,488)
                        ===========           =============              ==========                  =============

NOTE 4 - CAPITAL LOSS CARRYFORWARD

At December 31, 1995, accumulated net realized capital loss carryforwards available as a reduction against future net realized capital gains aggregated $944,791, which will expire in 2002.


REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Shareholders of
BT Investment Funds:

We have audited the accompanying statement of assets and liabilities of the Intermediate Tax Free Fund (one of the funds comprising BT Investment Funds), as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period July 20, 1992 (commencement of operations) to December 31, 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Intermediate Tax Free Fund of BT Investment Funds as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 7, 1996

                     INTERMEDIATE TAX FREE PORTFOLIO                          13
                     -----------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The Intermediate Tax Free Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991, as an unincorporated trust under the laws of New York and commenced operations on July 20, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are carried at fair market value as determined by an independent pricing service at the end of each business day. Short-term obligations with remaining maturities of 60 days or less, are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Board of Trustees.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio.

D. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

E. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $12,072.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.40 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $96,572.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.45 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1995, expenses of the Portfolio have been reduced by $18,572.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT
SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1995, were $20,691,846 and $22,854,169, respectively. The cost of investment for federal income tax purposes was substantially the same as for financial reporting purposes. The aggregate gross unrealized appreciation for all investments was $1,464,373.

                     INTERMEDIATE TAX FREE PORTFOLIO                          14
                     -----------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial Interest of the Intermediate Tax Free Portfolio:

We have audited the accompanying statement of assets and liabilities of the Intermediate Tax Free Portfolio, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period July 20, 1992 (commencement of operations) to December 31, 1992. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Intermediate Tax Free Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 7, 1996